As filed with the Securities and Exchange Commission on February 26, 2026

333-292976

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. 1	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

T. Rowe Price International Funds, Inc.

Exact Name of Registrant as Specified in Charter

1307 Point Street, Baltimore, Maryland 21231
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

1307 Point Street, Baltimore, Maryland 21231
Name and Address of Agent for Service

Title of Securities Being Registered: Shares of common stock (par value $1.00 per share) of the Registrant.

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no filing fee is payable herewith in reliance upon Section 24(f).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

T. ROWE PRICE ASIA OPPORTUNITIES FUND

February 27, 2026

Dear Shareholder:

We are writing to inform you about a reorganization that will affect your investment in the T. Rowe Price Asia Opportunities Fund (the “Asia Opportunities Fund”). As provided in an Agreement and Plan of Reorganization (the “Plan of Reorganization”), the Asia Opportunities Fund will be reorganized into the T. Rowe Price New Asia Fund (the “New Asia Fund”).

The reorganization will be consummated on or about April 17, 2026 (the “Closing Date”). The Plan of Reorganization was approved by the funds’ Board of Directors but does not require approval by either fund’s shareholders.

Under the Plan of Reorganization, shareholders who own Investor Class and Advisor Class shares of the Asia Opportunities Fund will become shareholders of the Investor Class of the New Asia Fund, and shareholders who own I Class shares of the Asia Opportunities Fund will become shareholders of the I Class of the New Asia Fund. As a result of the reorganization, the value of your account in the New Asia Fund will be the same as it was in the Asia Opportunities Fund account on the business day immediately preceding the Closing Date of the reorganization. The accompanying combined information statement and prospectus contains detailed information on the transaction and a comparison of the two funds.

As discussed in more detail in the accompanying information statement, the Asia Opportunities Fund and the New Asia Fund have similar investment objectives, investment policies and strategies, and the funds are in the same Morningstar and Lipper peer categories (Pacific/Asia ex-Japan Stock and Pacific Ex-Japan, respectively). The primary difference between the two funds is that the assets of the Asia Opportunities Fund have grown very slowly since its inception, which has caused the fund’s expenses to remain relatively high, whereas the New Asia Fund is a well-scaled fund with a much larger asset base. The reorganization would result in increased scale for shareholders of both funds and the same or lower expense ratio for existing shareholders of both funds.

Accordingly, the funds’ Board of Directors and management believe that offering a single fund to investors will allow all shareholders to take advantage of potential economies of scale and reduce inefficiencies that can result from offering two funds that focus on similar strategies.

The reorganization itself will not be a taxable event but redeeming or exchanging your shares prior to the Closing Date may be a taxable event, depending on your individual tax situation. The cost basis and holding periods of your Asia Opportunities Fund shares will carry over to your New Asia Fund shares that you will receive in connection with the reorganization.

NO SHAREHOLDER ACTION IS REQUIRED WITH RESPECT TO THE REORGANIZATION. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND US A PROXY.

If you have any questions regarding the enclosed combined information statement and prospectus, please call T. Rowe Price at 1-800-638-8790.

Sincerely,

Robert W. Sharps
Chief Executive Officer and President, T. Rowe Price Group, Inc.

February 27, 2026

COMBINED INFORMATION STATEMENT AND PROSPECTUS

Transfer of the Assets of:

T. ROWE PRICE ASIA OPPORTUNITIES FUND

(a series of T. Rowe Price International Funds, Inc.)

By and in Exchange for Investor Class and I Class Shares of the

T. ROWE PRICE NEW ASIA Fund

(a series of T. Rowe Price International Funds, Inc.)

1307 Point Street

Baltimore, MD 21231

This Combined Information Statement and Prospectus (“Statement”) will be delivered to shareholders beginning on or about February 27, 2026.

This Statement is being furnished to shareholders of the T. Rowe Price Asia Opportunities Fund (the “Acquired Fund” or the “Asia Opportunities Fund”), a series of T. Rowe Price International Funds, Inc. As provided in an Agreement and Plan of Reorganization (the “Plan”), the Asia Opportunities Fund will be reorganized into the T. Rowe Price New Asia Fund (the “Acquiring Fund” or the “New Asia Fund”), a series of T. Rowe Price International Funds, Inc. (the “Reorganization”). The Asia Opportunities Fund and New Asia Fund (collectively, the “Funds”) are sponsored and advised by T. Rowe Price Associates, Inc. (“T. Rowe Price”) and have similar investment objectives and investment policies and strategies.

The Reorganization will be consummated on or about April 17, 2026 (the “Closing Date”). The Plan provides for the transfer of substantially all of the assets of the Asia Opportunities Fund in exchange for corresponding shares of the New Asia Fund equal in value to the net assets of the Asia Opportunities Fund and the assumption by the New Asia Fund of all of the liabilities of the Asia Opportunities Fund. Following the exchange, the Asia Opportunities Fund will distribute the New Asia Fund shares received in the exchange to the Asia Opportunities Fund’s shareholders pro rata in complete liquidation of the Asia Opportunities Fund. Shareholders of the Asia Opportunities Fund will receive shares of the New Asia Fund having an aggregate net asset value equal to the aggregate net asset value of their Asia Opportunities Fund shares on the business day immediately preceding the Closing Date of the Reorganization.

Under the Plan, shareholders who own Investor Class and Advisor Class shares of the Asia Opportunities Fund will become shareholders of the Investor Class of the New Asia Fund, and shareholders who own I Class shares of the Asia Opportunities Fund will become shareholders of the I Class of the New Asia Fund. In connection with the Reorganization, all issued and outstanding shares of the Asia Opportunities Fund will then be simultaneously canceled and redeemed.

In accordance with each Fund’s operative documents, and applicable Maryland state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”)), the Reorganization may be effected without the approval of shareholders of either Fund.

NO SHAREHOLDER ACTION IS REQUIRED WITH RESPECT TO THE REORGANIZATION.

This Statement concisely sets forth the information you should know about the New Asia Fund and the Plan. Please read this Statement and keep it for future reference. It is both an information statement for the Asia Opportunities Fund and a prospectus for the New Asia Fund.

The Statement of Additional Information (“SAI”) dated February 27, 2026, relating to this Statement, is included after the Statement and Plan as Part B. The following documents have been filed with the Securities and Exchange Commission (“SEC”) and are incorporated into this Statement by reference:

●	The prospectus of the Asia Opportunities Fund, dated January 1, 2026 (SEC File No. 002-65539)

●	The prospectus of the New Asia Fund, dated January 1, 2026 (SEC File No. 002-65539)

●	The Statement of Additional Information of the Asia Opportunities Fund and the New Asia Fund, dated January 1, 2026 (SEC File No. 002-65539)

●	The annual shareholder report of the Asia Opportunities Fund, dated October 31, 2025 (SEC File No. 002-65539)

●	The annual shareholder report of the New Asia Fund, dated October 31, 2025 (SEC File No. 002-65539)

The prospectuses include the Funds’ investment objectives, risks, fees, expenses, and other information that you should read and consider carefully. The Statement of Additional Information, which contains a more detailed description of the Funds’ operations, investment restrictions, policies, and practices, is not a prospectus but should be read in conjunction with the prospectuses. Each annual shareholder report contains information about the Funds’ investments and a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Copies of current prospectuses, annual shareholder reports, and the Statement of Additional Information for the Funds, as well as the SAI relating to this Reorganization, are all available at no cost by calling 1-800-225-5132; by writing to T. Rowe Price, Three Financial Center, 4515 Painters Mill Road, Owings Mills, Maryland 21117; or by visiting our website at troweprice.com. All of the above-referenced documents are also on file with the SEC and available through its website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED INFORMATION STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No person has been authorized to give any information or to make any representations other than what is in this Statement or in the materials expressly incorporated herein by reference. Any such other information or representation should not be relied upon as having been authorized by the Asia Opportunities Fund or the New Asia Fund.

SUMMARY

The information contained in this summary is qualified by reference to the more detailed information appearing elsewhere in this Statement, and in the Plan, which is included as Exhibit A to this Statement.

Why is the Reorganization taking place?

At a meeting held on December 9, 2025, the Board of Directors of the Funds (the “Board”), including a majority of the independent directors, approved the Plan under which the Asia Opportunities Fund is to be reorganized into the New Asia Fund.

What does the Plan provide for?

The Plan provides for the transfer of substantially all the assets and liabilities of the Asia Opportunities Fund to the New Asia Fund in exchange for corresponding shares of the New Asia Fund. Following the transfer, the shares received in the exchange will be distributed to shareholders of the Asia Opportunities Fund in complete liquidation of the Asia Opportunities Fund. All issued and outstanding shares of the Asia Opportunities Fund will then be simultaneously canceled and redeemed. As a result of the transaction: (1) you will cease being a shareholder of the Asia Opportunities Fund; (2) if you hold Investor Class or Advisor Class shares of the Asia Opportunities Fund you will become a shareholder of Investor Class shares of the New Asia Fund; (3) if you hold I Class shares of the Asia Opportunities Fund you will become a shareholder of I Class shares of the New Asia Fund; and (4) the value of your account in the New Asia Fund will equal the value of your account in the Asia Opportunities Fund as of the close of the business day immediately preceding the Closing Date of the transaction.

Do I need to vote for the Reorganization?

No. Only Board approval is required for the Reorganization and no vote of shareholders will be taken with respect to the Reorganization. THE ASIA OPPORTUNITIES FUND IS NOT ASKING FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND A PROXY TO THE INTERNATIONAL DISCLIPLINED EQUITY FUND WITH RESPECT TO THE REORGANIZATION.

Do I need to take any action in connection with the Reorganization?

No. Your shares of the Asia Opportunities Fund will automatically be canceled and redeemed for corresponding shares of the New Asia Fund on the Closing Date of the Reorganization.

Will I have to pay any sales charge, commission, redemption or other similar fee in connection with the Reorganization?

No, you will not have to pay any sales charge, commission, redemption or other similar fee in connection with the Reorganization. However, you may incur commissions or other charges if you sell your shares of the Funds through a financial intermediary prior to the Reorganization.

Who will pay for the Reorganization?

The expenses incurred to execute the Reorganization, including all direct and indirect expenses, will be paid by the Funds and their shareholders since the Reorganization is expected to benefit both Funds and their shareholders. The total estimated expenses associated with the Reorganization are $290,600 which includes professional expenses (including legal and auditing fees), expenses associated with printing and mailing the Statement and related regulatory documents to shareholders, brokerage expenses and transaction costs, taxes, and any nonrecurring extraordinary items.

Will there be any tax consequences to the Asia Opportunities Fund or its shareholders?

The Reorganization will be structured as a tax-free exchange designed to have no adverse tax consequences to the Asia Opportunities Fund or its shareholders, although the Asia Opportunities Fund is expected to declare dividends and/or capital gains immediately prior to the Reorganization. The Reorganization is conditioned upon the receipt of an opinion of tax counsel to the Funds that, for federal income tax purposes:

●	no gain or loss will be recognized by the Asia Opportunities Fund, the New Asia Fund, or their shareholders as a result of the Reorganization;

●	the holding period and adjusted basis of the shares of the New Asia Fund received by a shareholder will have the same holding period and adjusted basis of the shareholder’s shares of the Asia Opportunities Fund; and

●	the New Asia Fund will assume the holding period and adjusted basis of each asset (with certain exceptions) of the Asia Opportunities Fund that is transferred to the New Asia Fund that the asset had immediately prior to the Reorganization.

The receipt of an opinion of tax counsel is a nonwaivable condition of the Reorganization. Prior to the Reorganization, the Asia Opportunities Fund is expected to sell certain holdings that are not wanted by the New Asia Fund or that cannot be transferred in-kind to the New Asia Fund, which may result in a net capital gain or loss. See “Information About the Reorganization—Tax Considerations” for more information.

What if I redeem my shares before the Reorganization takes place?

If you choose to redeem your shares before the Reorganization takes place, then the redemption will be treated as a normal sale of shares and generally will be a taxable transaction. Exchanging your shares to a different fund prior to the Reorganization will also generally be treated as a taxable redemption unless you hold the shares in an IRA, employer-sponsored retirement plan, or other tax-deferred account.

What are the investment objectives and policies of the Funds?

Investment Objectives

The Asia Opportunities Fund and New Asia Fund have similar investment objectives. The Asia Opportunities Fund seeks long-term growth of capital. The New Asia Fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Asia (excluding Japan. Each Fund’s investment objective is considered fundamental and may not be changed without shareholder approval.

The Asia Opportunities Fund’s investment objective is less specific than the New Asia Fund’s investment objective. However, due to its name, the Asia Opportunities Fund separately has a policy to normally invest at least 80% of its net assets in stocks issued by companies that are located in, or that have economic ties to, Asia (excluding Japan). Although the New Asia Fund’s investment objective has additional specificity, these investment objectives are not materially different and no changes are proposed to the investment objectives that would require shareholder approval.

Principal Investment Strategies

The Asia Opportunities Fund and New Asia Fund have similar principal investment strategies, which can be found in each Fund’s summary prospectus and are summarized as follows:

Both Funds seek to achieve their investment objective through investments in companies in Asia (excluding Japan). Accordingly, the Asia Opportunities Fund has adopted a policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks issued by companies that are located in, or that have economic ties to, Asia (excluding Japan). The New Asia Fund has adopted a policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in Asian companies (excluding Japanese companies). For purposes of these policies, both Funds rely on MSCI, Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security.

Both Funds focus their investments in Asia and the countries in which each Fund normally invests include, but are not limited to:

●	Primary Emphasis: China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, and Thailand

●	Others: Pakistan, Sri Lanka, and Vietnam

In addition, both Funds typically have substantial investments in China. As of December 31, 2025, the Asia Opportunities Fund invested approximately 29.80% of its net assets in China and the New Asia Fund invested approximately 30.48% of its net assets in China.

Security selection for both Funds focuses on bottom-up stock selection and reflects a growth style of investing.

Both Funds are nondiversified, which means that they may invest a greater percentage of their assets in a single issuer and own more of the issuer’s voting securities than is permissible for a diversified fund.

Both Funds may purchase stocks issued by companies of any size, although the Asia Opportunities Fund typically focuses its investments on large- and mid-cap stocks.

Both Funds also may have a significant portion of their assets invested in the same economic sector, such as the information technology sector. As of December 31, 2025, the Asia Opportunities Fund invested approximately 35.53% of its net assets in the information technology sector and the New Asia Fund invested approximately 39.11% of its net assets in the information technology sector.

The Funds also have identical fundamental investment policies and restrictions, which are described later in this Statement and in more detail in the Funds’ Statement of Additional Information.

The post-Reorganization Fund (the “Combined Fund”) will continue to follow the investment program of the New Asia Fund.

See “Comparison of Investment Objective, Policies, Restrictions and Risks” for further detail.

What are the Funds’ management arrangements?

T. Rowe Price Associates, Inc. (“T. Rowe Price”) is each Fund’s investment adviser and oversees the selection of each Fund’s investments and management of each Fund’s portfolio pursuant to an investment management agreement between T. Rowe Price and each Fund. T. Rowe Price is the investment adviser for all funds sponsored and managed by T. Rowe Price (“T. Rowe Price Funds”); is an SEC-registered investment adviser that provides investment management services to individual and institutional investors and sponsors; and serves as adviser and subadviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 1307 Point Street, Baltimore, Maryland 21231.

With respect to the Asia Opportunities Fund, T. Rowe Price has entered into a subadvisory agreement with T. Rowe Price Singapore Private Ltd. (“Price Singapore”) under which Price Singapore is authorized to facilitate securities trading and make discretionary investment decisions on behalf of the fund. Price Singapore is licensed with the Monetary Authority of Singapore and is registered as an investment adviser with the SEC. Price Singapore serves as a subadviser to investment companies and foreign collective investment schemes and may provide investment management services to other institutional clients. Price Singapore is a subsidiary of T. Rowe Price and its address is 501 Orchard Road, #10-02 Wheelock Place, Singapore, Singapore, 238880.

With respect to the New Asia Fund, T. Rowe Price has entered into a subadvisory agreement with T. Rowe Price International Ltd (“Price International”) under which Price International is authorized to trade securities and make discretionary investment decisions on behalf of the Fund. Price International is registered as an investment adviser with the SEC, and is authorized or licensed by the United Kingdom Financial Conduct Authority and other global regulators. Price International sponsors and serves as adviser to foreign collective investment schemes and provides investment management services to registered investment companies and other institutional investors. Price International is a direct subsidiary of T. Rowe Price and its address is Warwick Court, 5 Paternoster Square, London, EC4M 7DX, United Kingdom.

With respect to the New Asia Fund, to accommodate the addition of a co-portfolio manager, effective April 1, 2026, T. Rowe Price will enter into a subadvisory agreement with T. Rowe Price Hong Kong Limited (“Price Hong Kong”) under which Price Hong Kong will be authorized to trade securities and make discretionary investment decisions on behalf of the fund. Price Hong Kong is licensed with the Securities and Futures Commission of Hong Kong and is registered as an investment adviser with the SEC. Price Hong Kong serves as a subadviser to investment companies and provides investment management services for other clients who seek to primarily invest in the Asia-Pacific securities markets. Price Hong Kong is a subsidiary of T. Rowe Price and T. Rowe Price International, and its address is 6/F Chater House, 8 Connaught Road Central, Hong Kong.

Oversight of the portfolios and specific decisions regarding the purchase and sale of holdings are made by the Funds’ portfolio managers. T. Rowe Price has established an Investment Advisory Committee with respect to each Fund, whose chair has day-to-day responsibility for managing each Fund’s portfolio and works with the Investment Advisory Committee in developing and executing each Fund’s investment program.

The Asia Opportunities Fund is currently managed by Jihong Min. The members of the Asia Opportunities Fund’s Investment Advisory Committee are as follows: Jihong Min, chair, Haider Ali, Malik S. Asif, Bill Bai, Sheena Barbosa, Dawei Feng, Dennis Hou, Tony Ji, Aden Lau, Anh Lu, Frank Shi, Ernest Yeung, and Wenli Zheng. Mr. Min became a cochair of the Investment Advisory Committee on July 1, 2021, and became sole chair on April 1, 2022. He joined T. Rowe Price in 2012, and his investment experience dates from 2003. During the past five years, he has served as an equity investment analyst and a portfolio manager (beginning in 2021).

The New Asia Fund is currently managed by Anh Lu and, effective April 1, 2026, Jai Kapadia will join Ms. Lu as co-portfolio manager. The members of the New Asia Fund’s Investment Advisory Committee are as follows: Anh Lu, chair, Bill Bai, Sheena Barbosa, Vishnu Gopal, Dennis Hou, Tony Ji, Jai Kapadia, Aden Lau, Ray Liu, Frank Shi, Forest Shultz, Joseph Sinay, Nicholas Vidale, Zenon Voyiatzis, Charlene Wong, and Yiqiang Zhao. Ms. Lu became a cochair of the Investment Advisory Committee on April 14, 2009, and became sole chair on August 1, 2009. She joined T. Rowe Price in 2001, and her investment experience dates from 1995. She has served as a portfolio manager throughout the past five years. Effective April 1, 2026, Jai Kapadia will join Anh Lu as the Fund’s co-portfolio manager and cochair of the Investment Advisory Committee. On June 30, 2026, Ms. Lu will be retiring from T. Rowe Price and will step down from her role on the Fund and, effective July 1, 2026, Mr. Kapadia will become the Fund’s sole portfolio manager and sole chair of the Investment Advisory Committee. Mr. Kapadia joined T. Rowe Price in 2011, and his investment experience dates from 2004.

The Combined Fund will continue to be jointly managed by Ms. Lu and Mr. Kapadia through June 30, 2026, at which point the Combined Fund will be solely managed by Mr. Kapadia. The members of the New Asia Fund’s Investment Advisory Committee are not expected to change as a result of the Reorganization.

The Statement of Additional Information for the Funds provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of the Funds’ shares.

Will the Reorganization result in higher fund expenses?

The Reorganization is not expected to result in higher net expenses for shareholders of either Fund.

Management Fee

Both Funds pay T. Rowe Price a management fee that consists of two components—an “individual fund fee,” which reflects the Fund’s particular characteristics, and a “group fee.” The group fee, which is designed to reflect the benefits of the shared resources of T. Rowe Price and its affiliates, is calculated daily based on the combined net assets of all T. Rowe Price Funds (except the funds-of-funds, T. Rowe Price Reserve Funds, Multi-Sector Account Portfolios, and any index or private-label mutual funds). The group fee schedule is graduated, declining as the combined assets of the T. Rowe Price Funds rise, so shareholders benefit from the overall growth in mutual fund assets. The Acquiring Fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. For the fiscal year ended October 31, 2025, the group fee rate was 0.28%. Both Funds’ individual fund fee rate, also applied to each Fund’s average daily net assets, is 0.50%. When combining the group fee rate and individual fund fee rate, each Fund’s current management fee rate is 0.78%.

Each share class of the Asia Opportunities Fund will be transferred to a share class of the New Asia Fund with the same or lower net total expense ratio. In addition, the New Asia Fund’s Investor Class currently has a total expense ratio limitation of 1.14%, although its current actual total expense ratio is 1.03%. To ensure that shareholders do not experience higher costs after the Reorganization, T. Rowe Price has contractually agreed (effective April 1, 2026) to indefinitely limit the total expense ratio of the New Asia Fund’s Investor Class to 1.03% based on that class’ average daily net assets.

Fees and Expenses

The following table further describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Funds. You may also incur brokerage commissions and other charges when buying or selling shares of the Funds, which are not reflected in the table or the expense example. The fees and expenses of the Funds set forth below are annualized based on the fees and expenses for the fiscal year ended October 31, 2025, and the pro forma fees and expenses reflect the expected fees and expenses of the Combined Fund as of April 30, 2026, assuming the Reorganization takes place as proposed.

Fees and Expenses of the Funds—Investor Class and Advisor Class

	Asia Opportunities Fund— Investor Class	Asia Opportunities Fund— Advisor Class	New Asia Stock Fund— Investor Class	Pro Forma Combined— Investor Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20 [a]	—	$20 [a]	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.78%	0.78%	0.78%	0.78%

Distribution and service (12b-1) fees	—	0.25	—	—

Other expenses	0.93	8.58	0.25	0.26

Total annual fund operating expenses	1.71	9.61	1.03	1.04

Fee waiver/expense reimbursement	(0.56)[b]	(8.36)[c]	—	(0.01)[d]

Total annual fund operating expenses after fee waiver/expense reimbursement	1.15 [b]	1.25 [c]	1.03	1.03 [d]

[a]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[b]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2026) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.15%. The agreement may only be terminated at any time after December 31, 2026, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.15%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[c]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2026) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.25%. The agreement may only be terminated at any time after December 31, 2026, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.25%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid)

[d]	T. Rowe Price Associates, Inc., has indefinitely agreed (and for at least one year from the effective date of this combined information statement and prospectus) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.03%. The agreement may only be terminated with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.03%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).

Fees and Expenses of the Funds—I Class

	Asia Opportunities Fund— I Class	New Asia Fund— I Class	Pro Forma Combined— I Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	—	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.78%	0.78%	0.78%

Distribution and service (12b-1) fees	—	—	—

Other expenses	0.54 [a]	0.08 [b]	0.08

Total annual fund operating expenses	1.32	0.86	0.86

Fee waiver/expense reimbursement	(0.49)[a]	(0.03)[b]	(0.03)[b]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.83 [a]	0.83 [b]	0.83 [b]

[a]			T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2026) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after December 31, 2026, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).

[b]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2027) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after December 31, 2027, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).

Example This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that each Fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Asia Opportunities Fund—Investor Class	$117	$484	$876	$1,973
Asia Opportunities Fund—Advisor Class	127	2,031	3,762	7,440
New Asia Fund—Investor Class	105	328	569	1,259
Pro Forma Combined—Investor Class	105	328	569	1,259

Fund	1 year	3 years	5 years	10 years
Asia Opportunities Fund—I—Class	$85	$370	$677	$1,547
New Asia Fund—I Class	85	268	471	1,055
Pro Forma Combined—I Class	85	269	472	1,056

A discussion about the factors considered by each Fund’s Board and its conclusions in approving each Fund’s investment management agreement (and each Fund’s Subadvisory agreement) is contained in Form N-CSR filed with the SEC for the period ended April 30, and made available at troweprice.com/prospectus.

Do the Funds or T. Rowe Price make payments to broker-dealers and other financial intermediaries?

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For more detailed information, please refer to “Distribution and Shareholder Servicing Fees” in Section 3 of each Fund’s prospectus.

What are the Funds’ policies for purchasing, redeeming, exchanging, and pricing shares?

The Asia Opportunities Fund and the New Asia Fund have similar procedures for purchasing, redeeming, exchanging, and pricing shares.

Each Fund’s Investor Class generally requires a $2,500 minimum initial investment (1,000 minimum initial investment if opening an IRA, a custodial account for a minor, or a small business retirement plan account). Additional purchases of Investor Class shares generally require a $1,000 minimum. These investment minimums generally are waived for financial intermediaries and certain employer-sponsored retirement plans submitting orders on behalf of their customers.

Each Fund’s I Class generally requires a $500,000 minimum initial investment per fund per account registration, although the initial investment minimum is generally waived or reduced for financial intermediaries, eligible retirement plans, certain client accounts for which T. Rowe Price or its affiliates have discretionary investment authority, qualifying directly held accounts, and certain other accounts.

The Asia Opportunities Fund’s Advisor Class generally requires a $2,500 minimum initial investment and additional purchases generally require a $1,000 minimum. Advisor Class shares may generally only be purchased through a financial intermediary or retirement plan and investment minimums generally are waived for financial intermediaries and certain employer-sponsored retirement plans submitting orders on behalf of their customers. The New Asia Fund does not offer an Advisor Class.

A transaction request for either Fund will normally be executed using the next share price, also referred to as the net asset value, calculated after the order is received in correct form by the Fund or its agent (or by a financial intermediary if it has the authority to accept transaction orders on behalf of the Fund). Shares of the Funds will be redeemed at their respective net asset values and each Fund’s procedures and calculation methodologies for pricing its shares are identical. Each Fund’s net asset value is calculated as of the close of the New York Stock Exchange (normally 4 p.m. ET) each day the New York Stock Exchange is open for business.

The procedures for purchasing, selling, and exchanging shares may differ based on whether you hold your account directly with T. Rowe Price or through an employer-sponsored retirement plan or financial intermediary. In general, if your transaction request is received by the Fund or its agent in correct form by the close of the New York Stock Exchange, your transaction will be priced at that business day’s net asset value. If your transaction request is received by the Fund or its agent in correct form after the close of the New York Stock Exchange, your transaction will be priced at the next business day’s net asset value.

Large redemptions (for example, $250,000 or more) can adversely affect a portfolio manager’s ability to implement a Fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the Funds reserve the right in certain circumstances to pay all or part of redemption proceeds in readily marketable securities from the Fund’s portfolio instead of in cash (redemption in-kind).

For more detailed information, please refer to “Pricing of Shares and Transactions” and “General Policies Relating to Transactions” in Section 3 of each Fund’s prospectus.

What are the Funds’ policies on dividends and distributions?

The Funds’ overall policies on dividends and distributions are identical. Each Fund has a policy of distributing, to the extent possible, all of its net investment income and realized capital gains to its respective shareholders. Any dividends or capital gains are declared and paid annually, usually in December. However, the Asia Opportunities Fund may need to make a special distribution and declare dividend or capital gain distributions to shareholders shortly before the Reorganization occurs. Redemptions or exchanges of Fund shares and distributions by the Fund, whether or not you reinvest these amounts in additional Fund shares, generally may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (in which case you will be taxed upon withdrawal from such account).

What are the principal risks of the Funds?

The Funds are subject to similar risks. These risks are not expected to change as a result of the Reorganization. As with any fund, there is no guarantee that the Funds will achieve their objective(s). Each Fund’s share price fluctuates, which means you could lose money by investing in the Fund. The principal risks of investing in the Funds, which may be even greater in unfavorable or uncertain market conditions, are summarized as follows:

Investing in Asia: Many Asian economies have at various times been negatively affected by inflation, currency devaluations, an over-reliance on international trade and exports, particularly for certain commodities, political and social instability, and less developed financial systems and securities trading markets. Trade restrictions, unexpected decreases in exports, changes in government policies, expropriation and/or nationalization of assets, confiscatory taxation, or natural disasters could have a significant impact on companies doing business in Asia. The Asian region may be significantly affected by political unrest, military conflict, economic sanctions, and less demand for Asian products and services.

Investing in China: The Chinese government has historically exercised significant control over China’s economy and its financial markets through, among other things, its monetary policies and allocation of resources, management of currency exchange rates, preferential treatment or restrictions relating to industries deemed sensitive to national interests, and limitations on foreign ownership of Chinese securities.

Although economic reforms have liberalized trade policy and reduced government control, changes in these policies or increased government intervention could adversely impact affected industries or companies. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the official currency exchange rate. Additionally, the Chinese economy is highly dependent on the exportation of products and services, and could experience a significant slowdown due to a reduction in global demand for Chinese exports, contraction in spending on domestic goods by Chinese consumers, trade or political disputes with China’s major trading partners, imposition of tariffs, sanctions, and other trade barriers, military conflict and strained international relations, cyberattacks, natural disasters, or public health threats. Heightened trade tensions between China and any of its key trading partners, including the U.S., could have a significant adverse impact on the Chinese economy.

Geographic concentration: Because the fund focuses its investments on a particular geographic area, the fund’s performance is closely tied to the social, political, and economic conditions of that area. Political developments and changes in regulatory, tax, or economic policy could significantly affect the markets in which the fund invests. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Emerging markets: Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Frontier markets: Frontier markets generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks associated with investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to abrupt changes in currency values, have less mature markets and settlement practices, and can have lower trading volumes that could lead to greater price volatility and illiquidity. Investor protections in frontier market countries may be limited and settlement procedures and custody services may prove inadequate in certain markets.

Foreign investing: Non-U.S. securities tend to be more volatile and have lower overall liquidity and trading volume than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. Further, securities of non-U.S. issuers are subject to trading markets with potential governmental interference, varying regulatory, auditing, and accounting standards, and settlement and clearance practices that differ from those of U.S. issuers. Investment in non-U.S. securities also carries currency risk. Any attempts to hedge currency risk could be unsuccessful. Such investments may have higher transaction costs compared with U.S. markets. The fund’s overall foreign investing risk is increased to the extent it has exposure to emerging markets, which are more volatile than the markets of developed countries.

Sector exposure: Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Information technology sector: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel.

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Nondiversification: As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.

Liquidity: A particular investment or an entire market segment may become less liquid or even illiquid, sometimes abruptly, which could limit the fund’s ability to purchase or sell holdings in a timely manner at a desired price. An inability to sell a portfolio holding can adversely affect the fund’s overall value or prevent the fund from being able to take advantage of other investment opportunities. Liquidity risk may be magnified during periods of substantial market volatility and unexpected episodes of illiquidity may limit the fund’s ability to pay redemption proceeds without selling holdings at an unfavorable time or at a suitable price. Large redemptions may also have a negative impact on the fund’s overall liquidity.

Large- and mid-cap stocks (Asia Opportunities Fund only): Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by small-cap companies. However, large-cap companies may not be able to attain the high growth rates of successful small-cap companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges. The fund’s share price could fluctuate more than the share price of a fund that invests only in large-cap companies as stocks of mid-cap companies entail greater risk and are usually more volatile than stocks of large-cap companies.

Growth investing: The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

REASONS FOR THE REORGANIZATION

The Board of each Fund, including a majority of the independent directors, has determined that the Reorganization is in the best interests of the shareholders of each Fund and that the interests of shareholders of the Funds will not be diluted as a result of the Reorganization.

In considering whether to approve the Reorganization, the Board reviewed various matters and concluded that the Reorganization is in the best interests of the Funds for the reasons indicated below.

As explained in this Statement, the Asia Opportunities Fund and New Asia Fund offer similar investment programs. The Funds are in the same Morningstar peer categories (Pacific/Asia ex-Japan Stock and Pacific Ex-Japan, respectively), with similar investment objectives and principal investment strategies, and identical fundamental investment policies. The primary difference between the Funds is that the Asia Opportunities Fund has failed to gain traction in the marketplace and its assets have grown very slowly since its inception, which have caused the Asia Opportunities Fund’s gross expenses (expenses before the effects of expense limitations) to remain relatively high. By contrast, the New Asia Fund is a well-scaled Fund with a significantly larger asset base and longer operating history. As a result, T. Rowe Price has determined that the Asia Opportunities Fund is no longer commercially viable and recommended to the Board that the best course of action is to reorganize the Fund into the New Asia Fund.

In addition, the New Asia Fund has lower gross expenses than the Asia Opportunities Fund and the implementation of an expense limitation that goes into effect on April 1, 2026 will ensure that not only will the Reorganization will result in increased scale for shareholders of both Funds but will also result in the same or lower net expense ratios for existing shareholders of both Funds. See “SUMMARY—Will the Reorganization result in higher fund expenses?”

The Board and T. Rowe Price believe that combining two funds with similar strategies and offering a single fund to investors will allow all shareholders to take advantage of potential economies of scale.

The Board also considered the Funds’ performance. The average annual total returns of the Asia Opportunities Fund and the New Asia Fund for the periods ended December 31, 2025 are set forth in the following tables. The Funds’ performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results. Returns for other share classes of the New Asia Fund vary since they have different expenses and different inception dates. More information on the Funds’ performance can be found under the heading “How has each Fund performed?”

Asia Opportunities Fund and New Asia Fund

Average Annual Total Returns
		Periods ended
		December 31, 2025

	1 Year	5 Years	10 Years	Since Inception	Inception date
Asia Opportunities Fund					05/21/2014
Returns before taxes	27.95%	1.54%	8.58%
Returns after taxes on distributions	27.81	1.12	8.25
Returns after taxes on distributions and sale
of fund shares	16.79	1.24	7.06
Asia Opportunities Fund—I Class					03/06/2017
Returns before taxes	28.27%	1.85%	—	8.54%
Asia Opportunities Fund—Advisor Class					05/21/2014
Returns before taxes	27.78%	1.44%	8.46%

New Asia Fund					09/28/1990
Returns before taxes	26.61	0.22	7.24
Returns after taxes on distributions	26.66	(0.55)	6.32
Returns after taxes on distributions and sale
of fund shares	16.12	0.18	5.71
New Asia Fund—I Class					12/17/2015
Returns before taxes	26.84	0.39	7.39

a   Return since 3/6/17.

The Asia Opportunities Fund has outperformed the New Asia Fund during various periods ended December 31, 2025. While the Funds follow similar investment strategies, differences in performance over the periods were primarily due to stock selection, including the overweighting and underweighting of certain sectors, as well as differences in fees and the timing and amounts of cash flows.

The Board also considered that the exchange of shares pursuant to the Reorganization is not expected to create any tax liabilities for shareholders as the exchange of shares will not be a taxable event. The cost basis and holding periods of shares in the Asia Opportunities Fund will carry over to the shares of the New Asia Fund that a shareholder will receive as a result of the Reorganization. The Board noted, however, that the Reorganization may still have tax implications for shareholders in taxable accounts to the extent the Asia Opportunities Fund realizes income or gains before the Reorganization, because the Asia Opportunities Fund will need to distribute any net realized gains and taxable income before the Reorganization and these distributions may be taxable to shareholders.

In approving the Reorganization, the Board of the Asia Opportunities Fund also considered that Asia Opportunities Fund shareholders have the ability to redeem their shares at any time up to the date of the Reorganization without redemption or other fees, although some shareholders could incur a taxable gain.

The Board considered that each of the New Asia Fund’s service provider agreements, including, among others, its investment management, investment subadvisory, distribution, fund accounting, and custody agreements, will remain in place and will not be modified as a result of the Reorganization. The Board further considered that the service providers to each Fund are the same, other than the investment subadvisory agreements which differ solely due to the locations of the relevant Fund’s portfolio managers, and that each of the New Asia Fund’s service provider agreements are substantially similar to those currently in place for the Asia Opportunities Fund.

The Board considered that the Combined Fund will continue to be co-managed by Anh Lu and Jai Kapadia until Ms. Lu’s retirement on June 30, 2026, and thereafter by Mr. Kapadia. No additional changes to the portfolio manager, Investment Advisory Committee, or resources available to the New Asia Fund are expected as a result of the Reorganization. Further, both Funds share the same board of directors, including the same independent directors.

The Asia Opportunities Fund and New Asia Fund use identical pricing methodologies to value their respective assets. The assets of the Asia Opportunities Fund will be transferred to the New Asia Fund at their fair market value, determined as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the Closing Date. Shares of the New Asia Fund equal in value to the assets will be received by the Asia Opportunities Fund in exchange. The expenses incurred to execute the Reorganization will be paid by the Funds and their shareholders since the Reorganization is expected to benefit both Funds and their shareholders. For these reasons, the Boards believe that each Fund and its shareholders will not be diluted as a result of the Reorganization.

Lastly, shareholders of the Asia Opportunities Fund’s Advisor Class, which charges a 12b-1 fee of up to 0.25%, will be automatically transferred to the New Asia Fund’s Investor Class, which does not charge a 12b-1 fee and no Rule 12b-1 plan will be adopted by the Combined Fund’s Investor Class after the Reorganization.

Therefore, in consideration of these factors, the Board concluded that the Reorganization is in the best interests of the shareholders of the Asia Opportunities Fund and the New Asia Fund. T. Rowe Price and the Board believe that shareholders’ interests will be better served over time by completing the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

The following summary of the terms and conditions of the Plan is qualified by reference to the Plan, which is included as Exhibit A to this Statement.

Plan of Reorganization

The Reorganization will be consummated on or about April 17, 2026, or such other date as is agreed to by the Asia Opportunities Fund and New Asia Fund (“Closing Date”).

The parties to the Plan may postpone the Closing Date until a later date on which all of the conditions to the obligations of each party under the Plan are satisfied, provided that the Plan may be terminated by either party if the Closing Date does not occur on or before June 16, 2026.

On the Closing Date, the Asia Opportunities Fund will transfer substantially all of its assets to the New Asia Fund in exchange for corresponding shares of the New Asia Fund having an aggregate net asset value equal to the aggregate net value of the assets of the Asia Opportunities Fund so transferred as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the Closing Date (“Valuation Date”). The New Asia Fund will assume or otherwise be responsible for any liabilities of the Asia Opportunities Fund existing on the Valuation Date. The number of shares of the New Asia Fund issued in the exchange will be determined by dividing the value of the assets of the Asia Opportunities Fund transferred (computed by the New Asia Fund in accordance with the policies and procedures set forth in the current prospectus and Statement of Additional Information of the New Asia Fund, subject to review and approval by the Asia Opportunities Fund) by the net asset value per share of the New Asia Fund as of the close of regular trading on the Valuation Date. While it is not possible to determine the exact exchange ratio until the Valuation Date, due to, among other matters, market fluctuations and differences in the relative performance of the Asia Opportunities Fund and New Asia Fund, if the Valuation Date had been December 31, 2025:

●	Shareholders of the Asia Opportunities Fund’s Investor Class would have received 0.9258 shares of the New Asia Fund’s Investor Class for each of their Asia Opportunities Fund shares held;

●	Shareholders of the Asia Opportunities Fund’s Advisor Class would have received 0.9248 shares of the New Asia Fund’s Investor Class for each of their Asia Opportunities Fund shares held; and

●	Shareholders of the Asia Opportunities Fund’s I Class would have received 0.9264 shares of the New Asia Fund’s I Class for each of their Asia Opportunities Fund shares held.

The Asia Opportunities Fund will distribute, in liquidation of the Asia Opportunities Fund, pro rata to its shareholders of record as of the close of business on the Valuation Date, the full and fractional shares of the New Asia Fund received in the exchange. The Asia Opportunities Fund will accomplish this distribution by transferring the New Asia Fund shares then credited to the account of the Asia Opportunities Fund on the books of the New Asia Fund to open accounts on the records of the corresponding share classes of the New Asia Fund in the names of the Asia Opportunities Fund’s shareholders, and representing the respective pro-rata number of the corresponding share classes of the New Asia Fund due to such shareholders. All issued and outstanding shares of the Asia Opportunities Fund will then be simultaneously canceled and redeemed.

The stock transfer books of the Asia Opportunities Fund will be permanently closed as of the close of business on the Valuation Date. The Asia Opportunities Fund will only accept redemption requests received by it in proper form prior to the close of regular trading on the New York Stock Exchange on the Valuation Date. Redemption requests received thereafter will be deemed to be requests for redemption requests for the New Asia Fund shares to be distributed to Asia Opportunities Fund shareholders pursuant to the Plan.

Conditions to Closing

The obligation of the Asia Opportunities Fund to transfer its assets to the New Asia Fund pursuant to the Plan is subject to the satisfaction of certain conditions precedent, including performance by the New Asia Fund in all material respects of its agreements and undertakings under the Plan, receipt of certain documents from the New Asia Fund and receipt of a tax opinion of counsel to the Acquiring Fund. The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions precedent, including performance by the Asia Opportunities Fund of its agreements and undertakings under the Plan, receipt of certain documents and financial statements from the Asia Opportunities Fund, and receipt of a tax opinion of counsel to the Asia Opportunities Fund.

The consummation of the Reorganization is subject to a number of conditions set forth in the Plan, some of which may be waived by the Board of the Funds. The Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date. See “Other Matters” below.

Expenses of Reorganization

The estimated expenses related to the Reorganization are set forth under the heading, “Who will pay for the Reorganization?” These costs represent T. Rowe Price’s estimate of expenses related to the transaction. Expenses of the transaction (including expenses related to printing and delivering the information statement and related regulatory documents to shareholders, brokerage expenses and transaction costs, taxes, nonrecurring extraordinary items, and fees of the Funds’ counsel and independent auditor) will be borne by both Funds since the Reorganization is expected to benefit all shareholders. The costs related to the Reorganization will be borne by the Funds since the Reorganization is expected to benefit both Funds and their shareholders. It is anticipated that substantially all of the Asia Opportunities Fund’s assets will transfer to the New Asia Fund as part of the Reorganization. Prior to the Reorganization, any derivatives positions (if applicable) will generally be closed out, and any assets that are deemed not acceptable to the New Asia Fund or inconsistent with the New Asia Fund’s investment program will be disposed of.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (“IRC”, or “Code”), with no gain or loss recognized as a consequence of the Reorganization by the New Asia Fund and Asia Opportunities Fund or their shareholders.

The consummation of the transaction contemplated under the Plan is conditioned upon receipt of an opinion from Willkie Farr & Gallagher LLP, counsel to both Funds, to the effect that, on the basis of certain representations of fact by officers of the Asia Opportunities Fund and the New Asia Fund, the existing provisions of the IRC, current administrative rules and court decisions, for federal income tax purposes:

●	No gain or loss will be recognized by the New Asia Fund or the Asia Opportunities Fund or their shareholders as a result of the Reorganization.

●	Shareholders of the Asia Opportunities Fund will carry over the cost basis and holding periods of their Asia Opportunities Fund shares to their new shares of the New Asia Fund.

●	The New Asia Fund will assume the basis and holding periods of the Asia Opportunities Fund’s assets (other than certain assets, if any, subject to mark to market treatment under special tax rules).

To ensure that the transaction qualifies as a tax-free reorganization, it must meet certain requirements—the most important of which are that substantially all of the assets of the Asia Opportunities Fund are transferred and that the New Asia Fund will maintain the historical business (as defined by the Internal Revenue Services (the “IRS”)) of the Asia Opportunities Fund. In the opinion of counsel and to the best knowledge of the Funds’ officers, the proposed transaction contemplated under the Plan will comply with these and all other relevant requirements.

Other tax consequences to shareholders of the Asia Opportunities Fund are:

●	Certain securities held by the Asia Opportunities Fund are expected to be sold prior to the transaction and not acquired by the Acquiring Fund. It is possible that any such sales will increase or decrease the expected distributions to shareholders of the Asia Opportunities Fund prior to the Reorganization. The exact amount of such sales and whether and to what extent they will result in taxable distributions to shareholders of the Asia Opportunities Fund will be influenced by a variety of factors and cannot be determined with certainty at this time.

●	Since the cost basis of the Asia Opportunities Fund’s assets that are transferred will remain the same (other than certain assets, if any, subject to mark to market treatment under special tax rules), gains or losses on their subsequent sale by the New Asia Fund will be shared with the shareholders of the New Asia Fund. The potential shifting of tax consequences related to this is not expected to be significant.

●	The Asia Opportunities Fund normally declares and pays any dividends and capital gains annually, usually in December. Any taxable dividends and capital gains of the Asia Opportunities Fund available for distribution prior to the Reorganization will be distributed immediately prior to the Closing Date.

Based on the information available at the time of this Statement, it is anticipated that at the Closing Date, the Asia Opportunities Fund will have tax basis net realized capital losses. Any tax basis net realized capital losses of the Asia Opportunities Fund could be carried forward indefinitely to the New Asia Fund, although there may be certain limitations under the Code as to the amount that could be used each year by the Combined Fund to offset future tax basis net realized capital gains. In addition, based on the information available at the time of this Statement, it is anticipated that any tax basis net capital losses of the New Asia Fund at the Closing Date can be carried forward indefinitely without annual limitation as to the amount that can be used to offset future tax basis net realized capital gains of the Combined Fund. As of October 31, 2025, the Asia Opportunities Fund and the New Asia Fund had tax basis capital loss carry forwards of approximately $19,772,000 and $236,926,000, respectively. The Reorganization is not expected to impact the use of the Asia Opportunities Fund’s capital loss carryforwards. The amount of capital loss carryforwards may change significantly before the Closing Date.

The Asia Opportunities Fund is expected to sell certain holdings leading up to the Reorganization, some of which are expected to result in capital losses and some of which are expected to result in realized gains. The actual amount of net capital gains or losses resulting from the sales of securities will differ from the amounts stated above due to changes in market conditions, portfolio composition, and market values at the time of sale. T. Rowe Price estimates that any brokerage commissions and other transaction costs (including taxes and stamps) relating to the sale and purchase of these securities would be minimal. See “Information About the Reorganization—Tax Considerations” for more information.

Shareholders should recognize that an opinion of counsel is not binding on the IRS or on any court. The Funds do not expect to obtain a ruling from the IRS regarding the consequences of the Reorganization. Accordingly, if the IRS sought to challenge the tax treatment of the Reorganization and was successful, neither of which is anticipated, the Reorganization would be treated as a taxable sale of assets of the Asia Opportunities Fund, followed by the taxable liquidation of the Asia Opportunities Fund.

Other Matters

To the extent permitted by law, the Board of the Funds may amend the Plan without shareholder approval or may waive any breach by the Asia Opportunities Fund or the New Asia Fund or the failure to satisfy any of the conditions of their obligations, provided that no such amendment or waiver may be made if it would adversely affect shareholders of the Asia Opportunities Fund or the New Asia Fund. The Plan may be terminated and the Reorganization abandoned at any time by action of the Board. The Board may, at its election, terminate the Plan in the event that the Reorganization has not closed on or before June 16, 2026.

Description of Acquiring Fund Shares

Full and fractional shares of the New Asia Fund will be issued to shareholders of the Asia Opportunities Fund in accordance with the procedures under the Plan as previously described. The New Asia Fund shares will be fully paid and nonassessable when issued, will have no preemptive or conversion rights, and will be transferrable on its books. Ownership of shares of the New Asia Fund by former shareholders of the Asia Opportunities Fund will be recorded electronically and the New Asia Fund will issue a confirmation to such shareholders relating to those shares acquired as a result of the Reorganization.

The voting rights of shareholders of the Asia Opportunities Fund and the New Asia Fund are the same. As shareholders of the New Asia Fund, former shareholders of the Asia Opportunities Fund will have the same voting rights with respect to the New Asia Fund as they currently have with respect to the Asia Opportunities Fund. Neither the Asia Opportunities Fund nor the New Asia Fund routinely hold meetings of shareholders. Both the Asia Opportunities Fund and the New Asia Fund are organized as series of a Maryland corporation. To hold a shareholders’ meeting for a Maryland corporation, one-third of the corporation’s shares entitled to be voted must have been received by proxy or be present in person at the meeting.

Accounting Survivor and Performance Reporting

The New Asia Fund will be the surviving fund for accounting, tax, and performance reporting purposes. The New Asia Fund’s historical financial statements will be utilized for all financial reporting after the Reorganization and the performance of the Asia Opportunities Fund will no longer be used.

Capitalization

The following table shows the unaudited capitalization of the Asia Opportunities Fund and New Asia Fund (as of each period indicated in the table), and on a pro forma basis as of that date assuming the Reorganization takes place as proposed. The actual net assets of the Asia Opportunities Fund and New Asia Fund on the Valuation Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares.

Fund	Net Assets (000s)*	Net Asset Value Per Share*	Shares Outstanding (000s)*

Asia Opportunities Fund
Investor Class	$45,468	$19.54	2,327
I Class	34,290	19.47	1,761
Advisor Class	98	19.51	5

New Asia Fund
Investor Class	1,177,311	21.06	55,907
I Class	874,734	20.98	41,692
Z Class	140,091	20.81	6,730

Pro Forma Adjustments
Investor Class	(71)		(168)
I Class	(127)		(130)
Advisor Class	(98)		(5)

Pro Forma Combined
Investor Class	1,222,708	21.06	58,066
I Class	908,897	20.98	43,323
Z Class	140,091	20.81	6,730
*	Information is as of December 31, 2025.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables, which provide information about the financial history for each share class of the Funds that are part of the Reorganization, are based on a single share outstanding throughout the periods shown.

The tables are part of each Fund’s financial statements, which are included in each Fund’s Form N-CSR and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements were audited by the Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP.

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Asia Opportunities
Investor Class

	Year Ended 10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
NET ASSET VALUE
Beginning of period	$15.90	$12.99	$12.04	$20.17	$18.16

Investment activities
Net investment income(1)(2)	0.12	0.14	0.06	0.11	0.09
Net realized and unrealized gain/loss	3.67	3.00	1.17	(6.89)	2.21
Total from investment activities	3.79	3.14	1.23	(6.78)	2.30

Distributions
Net investment income	(0.02)	(0.23)	(0.07)	(0.08)	(0.02)
Net realized gain	—	—	(0.21)	(1.27)	(0.27)
Total distributions	(0.02)	(0.23)	(0.28)	(1.35)	(0.29)

NET ASSET VALUE
End of period	$19.67	$15.90	$12.99	$12.04	$20.17

Ratios/Supplemental Data
Total return(2)(3)	23.83%	24.48%	10.02%	(35.80)%	12.66%

Ratios to average net assets:(2)
Gross expenses before waivers/payments by Price Associates	1.71%	1.68%	1.50%	1.33%	1.15%
Net expenses after waivers/payments by Price Associates	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income	0.71%	0.95%	0.43%	0.64%	0.42%
Portfolio turnover rate	49.3%	60.9%	31.7%	29.5%	31.5%
Net assets, end of period (in thousands)	$47,488	$46,170	$45,209	$51,459	$150,929

(1)	Per share amounts calculated using average shares outstanding method.
(2)	Includes the impact of expense-related arrangements with Price Associates.
(3)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Asia Opportunities
I Class

	Year Ended 10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
NET ASSET VALUE
Beginning of period	$15.89	$12.98	$12.09	$20.31	$18.24

Investment activities
Net investment income(1)(2)	0.17	0.18	0.12	0.19	0.17
Net realized and unrealized gain/loss	3.67	3.01	1.16	(6.96)	2.21
Total from investment activities	3.84	3.19	1.28	(6.77)	2.38

Distributions
Net investment income	(0.06)	(0.28)	(0.18)	(0.18)	(0.04)
Net realized gain	—	—	(0.21)	(1.27)	(0.27)
Total distributions	(0.06)	(0.28)	(0.39)	(1.45)	(0.31)

NET ASSET VALUE
End of period	$19.67	$15.89	$12.98	$12.09	$20.31

Ratios/Supplemental Data
Total return(2)(3)	24.27%	24.92%	10.37%	(35.65)%	13.05%

Ratios to average net assets:(2)
Gross expenses before waivers/payments by Price Associates	1.32%	1.27%	1.13%	1.02%	0.92%
Net expenses after waivers/payments by Price Associates	0.84%	0.84%	0.84%	0.84%	0.83%
Net investment income	1.05%	1.25%	0.84%	1.17%	0.80%
Portfolio turnover rate	49.3%	60.9%	31.7%	29.5%	31.5%
Net assets, end of period (in thousands)	$33,500	$40,079	$40,849	$67,102	$95,533

(1)	Per share amounts calculated using average shares outstanding method.
(2)	Includes the impact of expense-related arrangements with Price Associates.
(3)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

Asia Opportunities
Advisor Class

	Year Ended 10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
NET ASSET VALUE
Beginning of period	$15.86	$12.96	$11.97	$20.06	$18.06

Investment activities
Net investment income(1)(2)	0.13	0.13	0.03	0.09	0.06
Net realized and unrealized gain/loss	3.64	2.98	1.17	(6.85)	2.21
Total from investment activities	3.77	3.11	1.20	(6.76)	2.27

Distributions
Net investment income	—	(0.21)	—	(0.06)	—
Net realized gain	—	—	(0.21)	(1.27)	(0.27)
Total distributions	—	(0.21)	(0.21)	(1.33)	(0.27)

NET ASSET VALUE
End of period	$19.63	$15.86	$12.96	$11.97	$20.06

Ratios/Supplemental Data
Total return(2)(3)	23.77%	24.32%	9.90%	(35.87)%	12.56%

Ratios to average net assets:(2)
Gross expenses before waivers/payments by Price Associates	9.61%	7.17%	16.67%	15.61%	1.50%
Net expenses after waivers/payments by Price Associates	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	0.78%	0.89%	0.24%	0.57%	0.27%
Portfolio turnover rate	49.3%	60.9%	31.7%	29.5%	31.5%
Net assets, end of period (in thousands)	$78	$33	$53	$49	$390

(1)	Per share amounts calculated using average shares outstanding method.
(2)	Includes the impact of expense-related arrangements with Price Associates.
(3)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

New Asia
Investor Class

	Year Ended 10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
NET ASSET VALUE
Beginning of period	$17.35	$14.70	$13.78	$24.82	$22.07

Investment activities
Net investment income(1)(2)	0.20	0.18	0.17	0.10	0.12
Net realized and unrealized gain/loss	3.82	2.75	1.06	(8.15)	2.75
Total from investment activities	4.02	2.93	1.23	(8.05)	2.87

Distributions
Net investment income	(0.18)	(0.28)	(0.06)	(0.06)	(0.10)
Net realized gain	—	—	(0.25)	(2.93)	(0.02)
Total distributions	(0.18)	(0.28)	(0.31)	(2.99)	(0.12)

NET ASSET VALUE
End of period	$21.19	$17.35	$14.70	$13.78	$24.82

Ratios/Supplemental Data
Total return(2)(3)	23.38%	20.18%	8.72%	(36.53)%	12.99%

Ratios to average net assets:(2)
Gross expenses before waivers/payments by Price Associates	1.03%	1.03%	1.00%	0.99%	0.91%
Net expenses after waivers/payments by Price Associates	1.03%	1.03%	1.00%	0.99%	0.91%
Net investment income	1.09%	1.09%	1.02%	0.52%	0.48%
Portfolio turnover rate	52.9%	54.8%	36.5%	37.4%	48.0%
Net assets, end of period (in millions)	$1,087	$1,017	$1,024	$1,085	$2,662

(1)	Per share amounts calculated using average shares outstanding method.
(2)	Includes the impact of expense-related arrangements with Price Associates.
(3)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

New Asia
I Class

	Year Ended 10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
NET ASSET VALUE
Beginning of period	$17.31	$14.66	$13.79	$24.89	$22.13

Investment activities
Net investment income(1)(2)	0.23	0.21	0.19	0.14	0.17
Net realized and unrealized gain/loss	3.80	2.75	1.08	(8.17)	2.73
Total from investment activities	4.03	2.96	1.27	(8.03)	2.90

Distributions
Net investment income	(0.21)	(0.31)	(0.15)	(0.14)	(0.12)
Net realized gain	—	—	(0.25)	(2.93)	(0.02)
Total distributions	(0.21)	(0.31)	(0.40)	(3.07)	(0.14)

NET ASSET VALUE
End of period	$21.13	$17.31	$14.66	$13.79	$24.89

Ratios/Supplemental Data
Total return(2)(3)	23.59%	20.44%	8.92%	(36.44)%	13.09%

Ratios to average net assets:(2)
Gross expenses before waivers/payments by Price Associates	0.86%	0.86%	0.84%	0.84%	0.81%
Net expenses after waivers/payments by Price Associates	0.83%	0.84%	0.84%	0.84%	0.81%
Net investment income	1.29%	1.28%	1.19%	0.80%	0.66%
Portfolio turnover rate	52.9%	54.8%	36.5%	37.4%	48.0%
Net assets, end of period (in millions)	$880	$816	$1,007	$1,073	$1,198

(1)	Per share amounts calculated using average shares outstanding method.
(2)	Includes the impact of expense-related arrangements with Price Associates.
(3)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

New Asia Z Class	Year Ended 10/31/25	10/31/24	10/31/23	10/31/22	2/22/21(1) Through 10/31/21
NET ASSET VALUE
Beginning of period	$17.32	$14.69	$13.84	$24.97	$27.46

Investment activities
Net investment income(2)(3)	0.38	0.34	0.33	0.29	0.32
Net realized and unrealized gain/loss	3.80	2.74	1.08	(8.16)	(2.81	)(4)
Total from investment activities	4.18	3.08	1.41	(7.87)	(2.49)

Distributions
Net investment income	(0.38)	(0.45)	(0.31)	(0.33)	—
Net realized gain	—	—	(0.25)	(2.93)	—
Total distributions	(0.38)	(0.45)	(0.56)	(3.26)	—

NET ASSET VALUE
End of period	$21.12	$17.32	$14.69	$13.84	$24.97

Ratios/Supplemental Data
Total return(3)(5)	24.68%	21.42%	9.78%	(35.88)%	(9.07)%

Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.83%	0.83%	0.82%	0.83%	0.81	%(6)
Net expenses after waivers/payments by Price Associates	0.00%	0.00%	0.00%	0.00%	0.00	%(6)
Net investment income	2.12%	2.12%	2.01%	1.56%	1.81	%(6)
Portfolio turnover rate	52.9%	54.8%	36.5%	37.4%	48.0%
Net assets, end of period (in thousands)	$144,128	$141,550	$150,393	$159,051	$296,120

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	The amount presented is inconsistent with the fund’s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)	Annualized

FINANCIAL STATEMENTS

The financial statements of the Funds included in each Fund’s Form N-CSR are incorporated by reference into the SAI and have been audited by PricewaterhouseCoopers LLP. Copies of the reports are available by request as described above.

COMPARISON OF INVESTMENT OBJECTIVES,
POLICIES, RESTRICTIONS AND RISKS

The investment objectives, policies, and restrictions of the Funds are similar and are described in greater detail in their respective prospectuses. Each Fund’s investment objective is a fundamental policy and shareholder approval is required to substantially change it.

What are the Funds’ principal investment strategies?

Both Funds seek to achieve their investment objective through investments in companies in Asia (excluding Japan). Accordingly, the Asia Opportunities Fund has adopted a policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks issued by companies that are located in, or that have economic ties to, Asia (excluding Japan). The New Asia Fund has adopted a policy to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in Asian companies (excluding Japanese companies). Shareholders will receive at least 60 days’ prior notice of a change to either Fund’s 80% investment policy.

For purposes of determining whether each Fund invests at least 80% of its net assets in Asian stocks (excluding Japanese stocks), each Fund relies on the country assigned to a security by MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider. The data providers use various criteria to determine the country to which a security is economically tied. Examples include the following: (1) the country under which the issuer is organized; (2) the location of the issuer’s principal place of business or principal office; (3) where the issuer’s securities are listed or traded principally on an exchange or over-the-counter market; and (4) where the issuer conducts the predominant part of its business activities or derives a significant portion (e.g., at least 50%) of its revenues or profits.

Both Funds typically have substantial investments in China. The countries in which each Fund normally invests include, but are not limited to:

●	Primary Emphasis: China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, and Thailand

●	Others: Pakistan, Sri Lanka, and Vietnam

Both Funds are nondiversified, which means that they may invest a greater percentage of their assets in a single issuer and own more of the issuer’s voting securities than is permissible for a diversified fund.

Security selection for both Funds focuses on bottom-up stock selection and reflects a growth style of investing.

In selecting investments for the Asia Opportunities Fund, the adviser generally favors companies with one or more of the following characteristics: strong business models with leading market positions and resilient pricing power; attractive business niche with the potential to sustain earnings even during times of slow economic growth; competitive advantages in an attractive industry with long-term growth drivers; proven management with high governance standards; demonstrated ability to consistently increase revenues, earnings, and/or cash flows; and prudent capital allocation and sound balance sheet management.

In selecting investments for the New Asia Fund, the adviser generally favors companies with one or more of the following characteristics: leading or improving market position; attractive business niche; attractive or improving franchise or industry position; seasoned management; stable or improving revenues, earnings, and/or cash flows; and sound or improving balance sheet.

Both Funds may purchase stocks issued by companies of any size, although the Asia Opportunities Fund typically focuses its investments on large- and mid-cap stocks.

At times, each Fund may have a significant portion of its assets invested in the same economic sector. Typically, each Fund has significant investments in the information technology sector.

Each Fund’s investments are adjusted according to the portfolio manager’s analysis and outlook, taking into account political and economic trends in the countries and regions in which the Fund invests. The impact of unfavorable developments in a particular country may be reduced when investments are spread among many countries. However, the economies and financial markets of countries in a certain region may be heavily influenced by one another.

Each Fund may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.

What are the Funds’ fundamental investment policies and restrictions?

The Funds have identical fundamental investment restrictions and policies, each of which is explained in the Funds’ Statement of Additional Information. As fundamental policies, the Funds may not:

●	Borrowing Borrow money, except that the Funds may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Funds’ investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the Funds’ total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings that come to exceed this amount will be reduced in accordance with applicable law. The Funds may borrow from banks, other mutual funds sponsored and managed by T. Rowe Price (“Price Funds”), or other persons to the extent permitted by applicable law;

●	Commodities Purchase or sell commodities, except to the extent permitted by applicable law;

●	Industry Concentration Purchase the securities of any issuer if, as a result, more than 25% of the value of the Funds’ net assets would be invested in the securities of issuers having their principal business activities in the same industry;

●	Loans Make loans, although the Funds may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33⅓% of the value of the Funds’ total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

●	Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

●	Senior Securities Issue senior securities except in compliance with the 1940 Act; and

●	Underwriting Underwrite securities issued by other persons, except to the extent that the Funds may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing their investment programs.

Notes

The following notes should be read in connection with the above-described fundamental policies. The notes are not fundamental policies.

With respect to the investment restriction relating to commodities, the Funds may not directly purchase or sell commodities that require physical storage unless acquired as a result of ownership of securities or other instruments, but the Funds may invest in any derivatives and other financial instruments that involve commodities or represent interests in commodities to the extent permitted by the 1940 Act or other applicable law.

For purposes of the investment restriction relating to industry concentration:

●	U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

●	With respect to the industry classifications, each Fund will define industries according to any one or more widely recognized third-party providers and/or as defined by the investment adviser. The policy also will be interpreted to give broad authority to each Fund as to how to classify issuers within or among industries.

For purposes of the investment restriction relating to loans, the Funds will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

What are the Funds’ non-fundamental investment policies and restrictions?

As a matter of operating policy, the Funds may not:

●	Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;

●	Borrowing Transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33⅓% of its total assets;

●	Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

●	Illiquid Investments Acquire an illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in such investments;

●	Investment Companies Purchase securities of open-end or closed-end investment companies except (i) securities of the TRP Reserve Funds; (ii) securities of other T. Rowe Price Funds; or (iii) otherwise consistent with the 1940 Act;

●	Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) they may make margin deposits in connection with futures contracts or other permissible investments;

●	Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33⅓% of the Funds’ total assets at the time of borrowing or investment;

●	Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the Funds would be invested in such programs;

●	Short Sales Effect short sales of securities;

●	Warrants Invest in warrants if, as a result, more than 10% of the value of the Fund’s net assets would be invested in warrants;

●	Below Investment-Grade Instruments (New Asia Fund only) Invest in below-investment grade instruments if, as a result, more than 10% of the Fund’s total assets would be invested in such instruments. The Fund’s investments in convertible securities are not subject to this limit;

●	Participation Notes Invest in participation notes (P-Notes) if, as a result, more than 20% of the Fund’s total assets would be invested in such instruments; and

●	Loans Make loans to T. Rowe Price and affiliates.

Notes

The following notes should be read in connection with the above-described operating policies. The notes are not operating policies.

For purposes of the operating policy relating to illiquid investments, an illiquid investment is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.

For purposes of the operating policy relating to margin, margin purchases are not considered borrowings and effecting a short sale will be deemed to not constitute a margin purchase.

What are the principal risks of investing in the Funds?

The Funds are subject to similar risks. Below are the risk factors to which both Funds are exposed. These risks are not expected to materially change once the Funds are combined.

Investing in Asia: Certain Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and overextension of credit. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Adverse events in any one Asian country, may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. In addition, some Asian countries are subject to social and labor risks associated with demands for improved political, economic, and social conditions. Increased political and social unrest, imposition of tariffs, sanctions, and other trade barriers, military conflicts and strained international relations, cyberattacks, and reduced spending on products and services produced in Asia could cause significant economic uncertainty and declines in the region. The Asian region, and particularly China and South Korea, may be adversely affected by political, military, economic, and other factors related to North Korea.

Investing in China: The Chinese economy may experience a significant slowdown as a result of the institution of additional tariffs or trade barriers, as well as a deterioration in global demand for Chinese exports or a reduction in spending on domestic goods by Chinese consumers. Under China’s political and economic system, the central government historically has exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. The Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries, and compel private companies to publicly offer their securities in an effort to increase or continue the rate of economic growth, control the rate of inflation, or otherwise regulate economic expansion. Such actions and a variety of other centrally planned activities by the Chinese government could have a significant adverse effect on economic conditions in China; the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies; and the payments of dividends and interest by Chinese companies. In addition, expropriation, including nationalization; confiscatory taxation; political, economic, or social instability; strained international relations; environmental issues; natural disasters; public health threats and travel restrictions; or other developments could adversely affect the Chinese economy and significantly diminish the values of the Chinese companies in which the fund invests. The Chinese economy and Chinese companies may also be adversely affected by regional security threats, as well as adverse developments in Chinese trade policies, or in trade policies toward China by countries that are trading partners with China.

Geographic concentration: Funds that are less diversified across geographic regions, countries, industries, or individual companies are generally riskier than more diversified funds. The performance of a fund that is less diversified will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries, regions, or industries in which the fund invests and may be more volatile than the performance of a more diversified fund. The economies and financial markets of certain regions—such as Latin America, Asia, Europe, and the Middle East and Africa—can be interdependent and may all decline at the same time.

Emerging markets: Investments in emerging markets are subject to the risk of abrupt and severe price declines. The economic and political structures of emerging market countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. These economies are less developed, can be overly reliant on particular industries, and are more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Governments in many emerging market countries participate to a significant degree in their economies and securities markets. As a result, foreign investments may be restricted and subject to greater government control, including repatriation of sales proceeds. Emerging market securities exchanges are more likely to experience problems with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. In addition, the accounting standards in emerging market countries may be unreliable and could present an inaccurate picture of a company’s finances. Some countries have histories of instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative.

While some countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue. Significant risks, such as war and terrorism, currently affect some emerging market countries. The fund’s performance will likely be hurt by exposure to countries in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. The volatility of emerging markets may be heightened by the actions (such as significant buying or selling) of a few major investors. For example, substantial increases or decreases in cash flows of funds investing in these markets could significantly affect local securities prices and, therefore, could cause fund share prices to decline.

Frontier markets: Frontier market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of emerging market or developed market countries. In addition to the risks of investing in emerging markets, frontier markets tend to have less efficient trading markets with lower overall liquidity and are more susceptible to governmental interference, local taxes being imposed on international investments, and restrictions on gaining access to sales proceeds. The possibility of a securities exchange closing unexpectedly for a long period of time is much greater in a frontier market. Frontier markets generally have smaller economies or less mature capital markets than emerging markets and, as a result, the risks typically associated with investing in emerging market countries are magnified in frontier countries. Certain frontier market countries may impose restrictions on foreign investments and repatriation of investment income and capital.

Adverse changes in currency values of frontier market countries may be severe, and settlement procedures and custody services may prove inadequate in certain markets. The markets of frontier countries typically have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further increased by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of funds investing in these markets could significantly affect local stock prices and, therefore, the net asset value of the fund. In addition, frontier market securities may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Custody services in many frontier market countries remain undeveloped and, although the fund’s custodian will seek to establish control mechanisms, including the selection of appropriate sub-custodians to hold securities on behalf of the fund, there is greater transaction and custody risk in dealing in securities of frontier market countries. Overall, the laws and market practices of frontier market countries carry fewer safeguards than more mature markets, including, for example, the protection against claims from general creditors in the event of the insolvency of an agent selected to hold securities on behalf of the fund.

Foreign investing: Non-U.S. securities may lose value because of declining foreign currencies or adverse local, political, social, and economic developments such as war, natural disasters, public health emergencies, labor strikes, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, restrictions on foreign ownership or imposition of punitive taxes; and the imposition of international trade and capital flow barriers and other protectionist, repatriation, or retaliatory measures. Securities of non-U.S. issuers (including depositary receipts and other instruments that represent interests in a non-U.S. issuer) tend to be more volatile than U.S. securities and are subject to trading markets with lower overall liquidity and trading volume. The fund could experience losses based solely on the weakness of foreign currencies in which the fund’s holdings are denominated versus the U.S. dollar, and changes in the exchange rates between such currencies and the U.S. dollar. Any attempts to hedge currency risk could be unsuccessful, and it is difficult to hedge the currency risks of many emerging markets countries. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. Non-U.S. securities may receive less coverage than U.S. securities by market analysts and the financial press, and may provide financial information less frequently or to a lesser extent. Furthermore, trading in foreign markets generally involves higher transaction costs than trading in U.S. markets. A foreign trading market may close for national holidays or without warning for extended time periods, or may have different clearance and settlement procedures, causing delays and preventing the fund from buying or selling securities in that market. The fund’s overall foreign investing risk is increased to the extent it has exposure to emerging markets, which are more volatile than the markets of developed countries.

Sector exposure: At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a related group of industries within the same economic sector. Issuers within the same economic sector may be similarly affected by specific market events impacting that sector. As a result, the fund is more susceptible to adverse developments affecting an economic sector in which the fund has significant investments and may perform poorly during a downturn in one or more of the industries within that economic sector.

Information technology sector: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Stock investing: The fund’s share price can fall because of weakness in the overall stock markets, a particular industry, or specific holdings. Stock markets as a whole can be volatile and decline for many reasons, such as adverse local, regional, or global political, regulatory, or economic developments; changes in investor psychology; or heavy selling at the same time by major institutional investors in the market. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the adviser’s assessment of companies whose stocks are held by the fund may prove incorrect, resulting in losses or poor performance, even in rising markets. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock take precedence over the claims of those who own common stock.

Market conditions: The value of investments held by the fund may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments, such as changes in interest rates, credit quality, inflation, or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions. In addition, local, regional, or global events such as war, military conflict, acts of terrorism, political and social unrest, regulatory changes, recessions, tariffs and shifts in monetary or trade policies, natural or environmental disasters, and the spread of infectious diseases or other public health issues could have a significant negative impact on securities markets and the fund’s investments. Any of these events may lead to unexpected suspensions or closures of securities exchanges; travel restrictions or quarantines; business disruptions and closures; inability to obtain raw materials, supplies, and component parts; reduced or disrupted operations for the fund’s service providers or issuers in which the fund invests; and an extended adverse impact on global market conditions. Government intervention (including sanctions) in markets may impact interest rates, market volatility, and security pricing. The occurrence of any of these events could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets of specific countries or worldwide.

Nondiversification: Because the fund is nondiversified and thus can invest more of its assets in a smaller number of issuers, it is more exposed to the risks associated with an individual issuer than a fund that invests more broadly across many issuers. For example, poor performance by a single large holding of the fund would adversely affect the fund’s performance more than if the fund were invested in a larger number of issuers.

Liquidity: A particular investment or an entire market segment may become less liquid or even illiquid, sometimes abruptly, which can adversely affect the fund’s overall value and its ability to limit losses. Less liquid or illiquid investments can be more difficult to purchase or sell at an advantageous price or time, and there is an increased risk that the investment may not be sold for the price at which the fund is valuing it. Market prices of holdings with reduced liquidity may be volatile and an inability to sell a portfolio holding can adversely affect the fund’s value or prevent the fund from being able to take advantage of other investment opportunities. Liquidity risk may be magnified during periods of substantial market volatility due to higher than normal redemption rates. Unexpected episodes of illiquidity may limit the fund’s ability to pay redemption proceeds within the allowable time period. Large redemptions by one or more shareholders owning a significant percentage of the fund’s assets may also have a negative impact on the fund’s overall liquidity. To meet redemption requests during periods of illiquidity, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Large- and mid-cap stocks (Asia Opportunities Fund only): Although stocks issued by large- and mid-cap companies tend to have less overall volatility than stocks issued by small-cap companies, large-cap companies may not be able to attain the high growth rates of successful small-cap companies, especially during strong economic periods. In addition, large-cap companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments. Mid-cap companies typically have less experienced management, narrower product lines, and more limited financial resources than large-cap companies. However, by being more focused in their business activities, mid-cap companies may be more responsive and better able to adapt to the changing needs of their markets than large-cap companies during certain market conditions.

Growth investing: Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. Growth stocks tend to be more volatile than other types of stocks, and their prices may fluctuate more dramatically than the overall stock markets. Growth stocks are typically priced higher than other stocks because investors believe they have more growth potential, which may or may not be realized. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices for growth stocks.

Active management: The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform other funds with a similar benchmark or similar investment program if the fund’s investment selections or overall strategies fail to produce the intended results. Regulatory, tax, or other developments may affect the investment strategies available to a portfolio manager, which could adversely affect the ability to implement the fund’s overall investment program and achieve the fund’s investment objective(s).

Cybersecurity breaches: The fund may be subject to operational and information security risks resulting from breaches in cybersecurity. Cybersecurity breaches may involve deliberate attacks and unauthorized access to the digital information systems (for example, through “hacking” or malicious software coding) used by the fund, its investment adviser and subadviser(s) (as applicable), or its service providers but may also result from outside attacks such as denial-of-service attacks, which are efforts to make network services unavailable to intended users. These breaches may, among other things, result in financial losses to the fund and its shareholders, cause the fund to lose proprietary information, disrupt business operations, or result in the unauthorized release of confidential information. Further, cybersecurity breaches involving the fund’s service providers, financial intermediaries, trading counterparties, or issuers in which the fund invests could subject the fund to many of the same risks associated with direct breaches.

ADDITIONAL INFORMATION ABOUT THE FUNDS

How has each Fund performed?

The following performance information provides some indication of the risks of investing in the Funds. The Funds’ performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar charts illustrate how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for each Fund’s Investor Class. Returns for other share classes of the Funds vary since they have different expenses.

ASIA OPPORTUNITIES FUND

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	21.04%	Worst Quarter	3/31/20	-18.39%

NEW ASIA FUND

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	20.47%	Worst Quarter	3/31/20	-16.99%

The following tables show the average annual total returns for each class of the Funds for the periods ended December 31, 2025. The Funds’ performance included in the tables is compared with a regulatory required index that represents an overall securities market and aligns to the Funds’ investment strategy (MSCI All Country Asia ex Japan Index Net). In addition, the tables may also include one or more indexes that align to the Funds’ investment strategies.

In addition, the tables show hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns for the Funds are shown only for the Investor Class and will differ for other share classes.

Asia Opportunities Fund and New Asia Fund

Average Annual Total Returns
		Periods ended
		December 31, 2025

	1 Year	5 Years	10 Years	Since Inception	Inception date
Asia Opportunities Fund					05/21/2014
Returns before taxes	27.95%	1.54%	8.58%
Returns after taxes on distributions	27.81	1.12	8.25
Returns after taxes on distributions and sale
of fund shares	16.79	1.24	7.06
Asia Opportunities Fund—I Class					03/06/2017
Returns before taxes	28.27	1.85	—	8.54[a]
Asia Opportunities Fund—Advisor Class					05/21/2014
Returns before taxes	27.78	1.44	8.46
MSCI All Country Asia ex Japan Index Net (reflects no deduction for fees or expenses)
	32.26	3.73	8.55	8.01[a]
New Asia Fund					09/28/1990
Returns before taxes	26.61	0.22	7.24
Returns after taxes on distributions	26.66	(0.55)	6.32
Returns after taxes on distributions and sale
of fund shares	16.12	0.18	5.71
New Asia Fund—I Class					12/17/2015
Returns before taxes	26.84	0.39	7.39
MSCI All Country Asia ex Japan Index Net (reflects no deduction for fees or expenses)
	32.26	3.73	8.55

a   Return since 3/6/17.

Updated performance information is available through troweprice.com.

Who are the principal holders of each Fund’s shares?

The following table provides the shareholders of record that owned more than 5% of the outstanding shares of each class of the Asia Opportunities Fund and New Asia Fund as of December 31, 2025.

FUND	SHAREHOLDER	# OF SHARES	%
ASIA OPPORTUNITIES FUND	CHARLES SCHWAB & CO INC	262,361.43	11.26
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905

	NATIONAL FINANCIAL SERVICES	286,987.63	12.32
	FOR EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	499 WASHINGTON BLVD FL 5
	JERSEY CITY NJ 07310-2010
ASIA OPPORTUNITIES	CHARLES SCHWAB & CO INC	300,069.90	17.08
FUND—I CLASS	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT
ASIA OPPORTUNITIES	CHARLES SCHWAB & CO INC	877.688	17.40
FUND—ADVISOR CLASS	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	CITY OF ST PETERSBURG	263.429	5.22
	C/O MISSIONSQUARE RETIREMENT
	777 NORTH CAPITOL STREET NE
	WASHINGTON DC 20002-4239

	MIAMI DADE COUNTY	705.14	13.98
	C/O MISSIONSQUARE RETIREMENT

	NATIONAL FINANCIAL SERVICES	732.533	14.52
	FOR EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	285.137	5.65
	1 PERSHING PLZ
	JERSEY CITY NJ 07399-0002

	VANTAGEPOINT ROTH IRA	1,746.68	34.63(a)
	C/O MISSIONSQUARE RETIREMENT

	VANTAGEPOINT TRADITONAL IRA	265.981	5.27
	C/O MISSIONSQUARE RETIREMENT

FUND	SHAREHOLDER	# OF SHARES	%
NEW ASIA FUND	CHARLES SCHWAB & CO INC	6,200,661.94	11.10
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	6,242,128.41	11.17
	FOR EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO CLEARNING SERVICES LLC	3,120,692.32	5.58
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
NEW ASIA FUND—I CLASS	CHARLES SCHWAB & CO INC	3,835,521.88	9.20
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	J.P. MORGAN SECURITIES LLC	6,448,160.83	15.47
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	4 CHASE METROTECH CTR
	BROOKLYN NY 11245-0003
NEW ASIA FUND—Z CLASS	SPECTRUM INTERNATIONAL EQUITY FUND	6,730,354.38	100.00(b)
	C/O T ROWE PRICE ASSOCIATES INC
	ATTN: FUND ACCOUNTING DEPT
	CUST STATE STREET BANK & TRUST CO
	1307 POINT ST
	BALTMORE MD 21231-3827

(a)	At the level of ownership indicated, the shareholder may be able to determine the outcome of any matters affecting a fund or one of its classes that are submitted to shareholders for vote.

(b)	The indicated percentage of the outstanding shares of this fund are owned by another T. Rowe Price fund and held in the nominee name indicated. Shares of the fund are “echo-voted” by the T. Rowe Price fund that owns the shares in the same proportion that the shares of the underlying fund are voted by other shareholders.

As of December 31, 2025, the executive officers and directors of each Fund, as a group, beneficially owned, directly or indirectly, less than 1% of its outstanding shares of each Fund.

Who are each Fund’s transfer agent and custodians?

T. Rowe Price Services, Inc., 1307 Point Street, Baltimore, Maryland 21231, serves as the transfer agent and dividend disbursing agent for the Funds. State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, or, in the case of securities maintained outside of the United States, JPMorgan Chase Bank, London, Woolgate House, Coleman Street, London, EC2P 2HD, England, are the custodians for the Funds.

Are the Funds required to hold annual meetings?

Under Maryland law, the Funds are not required to hold annual meetings. The Board of the Funds have determined that the Funds will take advantage of this Maryland law provision to avoid the significant expense associated with holding annual meetings, including legal, accounting, printing, and mailing fees incurred in preparing proxy materials. Accordingly, no annual meetings of shareholders shall be held in any year in which a meeting is not otherwise required to be held under the 1940 Act or Maryland law, unless the Board determines otherwise. However, special meetings of shareholders will be held in accordance with applicable law or when otherwise determined by a Fund’s Board.

Who pays for the costs involved with the Reorganization?

The expenses incurred to execute the Reorganization, including all direct and indirect expenses, will be paid by the Funds and their shareholders since the Reorganization is expected to benefit both Funds and their shareholders. The total estimated expenses associated with the Reorganization are $296,600, which includes costs associated with professional expenses (including legal and auditing fees), and transaction costs (including taxes and stamps). The sale of any assets that are nontransferable or not acceptable to the New Asia Fund may result in brokerage expenses.

Funds	Estimated Reorganization Expenses	Estimated Transaction Costs*
Asia Opportunities Fund	$15,800	$138,000
New Asia Fund	9,800	133,000
Total	25,600	271,000

*	Includes estimated transaction costs, including taxes and stamps.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed upon by Willkie Farr & Gallagher LLP, counsel to the Funds, and certain legal matters concerning the issuance of shares of the New Asia Fund will be passed upon by counsel to T. Rowe Price, which serves as sponsor and investment adviser of the Funds.

Exhibit A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made this 9th day of December, 2025, by and between (i) T. Rowe Price International Funds, Inc., a corporation organized and existing under the laws of Maryland on behalf of its series, T. Rowe Price Asia Opportunities Fund (“Acquired Fund”) and each of the Acquired Fund’s separate classes, and (ii) T. Rowe Price International Funds, Inc., a corporation organized and existing under the laws of Maryland on behalf of its series, T. Rowe Price New Asia Fund (“Acquiring Fund”) and each of the Acquiring Fund’s separate classes. All references in this Agreement to the Acquiring Fund and the Acquired Fund are, as applicable, to the T. Rowe Price New Asia Fund (including each of its classes) and the T. Rowe Price Asia Opportunities Fund (including each of its classes), respectively, as if this Agreement were executed solely by each such fund.

W I T N E S S E T H:

The Acquiring Fund and the Acquired Fund are each series of an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”). The Acquired Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest. The Acquiring Fund and the Acquired Fund have agreed to combine through the transfer of substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares (par value $0.01 per share) of the Acquiring Fund (“Acquiring Fund Shares”) and the distribution of Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund. The Acquiring Fund wishes to enter into a definitive agreement setting forth the terms and conditions of the foregoing transactions as a “plan of reorganization” and “liquidation” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.	Assets and Liabilities to be Transferred

A.            Reorganization. Prior to the close of regular trading on the New York Stock Exchange (“Exchange”) on the Closing Date (as hereinafter defined), all the assets and liabilities of the Acquired Fund, net of appropriate reserves and those assets and liabilities described in paragraph 1.C. below, shall be delivered as provided in paragraph 2.C. to State Street Bank Corporation, custodian of the Acquiring Fund’s assets (“Custodian”), or, in the case of securities maintained outside of the United States, JPMorgan Chase Bank, London (“Foreign Custodian”), in exchange for and against delivery by the Acquiring Fund to the Acquired Fund on the Closing Date of a number of Acquiring Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets of the Acquired Fund so transferred, assigned and delivered, all determined and adjusted as provided in paragraph 1.B. below. Notwithstanding the foregoing, the assets of the Acquired Fund to be acquired by the Acquiring Fund shall constitute at least 90% of the fair market value of the net assets of the Acquired Fund and at least 70% of the fair market value of the gross assets of the Acquired Fund as described on the “Valuation Date” (hereinafter defined).

B.            Valuation. The net asset value of shares of the Acquiring Fund and the value of the assets of the Acquired Fund to be transferred shall, in each case, be computed as of the close of regular trading on the Exchange on the Valuation Date (as hereinafter defined). The net asset value of the Acquiring Fund Shares shall be computed in the manner set forth in the Acquiring Fund’s current prospectus and statement of additional information under the Securities Act of 1933 (“1933 Act”) and the 1940 Act. The value of the assets of the Acquired Fund to be transferred shall be computed by the Acquiring Fund in accordance with the policies and procedures of the Acquiring Fund as described in the Acquiring Fund’s current prospectus and statement of additional information under the 1933 Act and the 1940 Act, subject to review and approval by the Acquired Fund and to such adjustments, if any, agreed to by the parties.

C.            Excludable Assets and Liabilities. The property and assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, contractual rights and choses in action, copies of all books and records belonging to the Acquired Fund (including all books and records required to be maintained under the 1940 Act), any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, and all interests, rights, privileges and powers, other than the Acquired Fund’s rights under this Agreement on the Valuation Date as defined in paragraph 2.B, excluding the estimated costs of extinguishing any Excluded Liability (as defined below) and cash in an amount necessary to pay any dividends pursuant to sub-paragraph 10.E (collectively, “Assets”). The Assets of the Acquired Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on the Statement of Assets and Liabilities of the Acquired Fund prepared on behalf of the Acquired Fund, as of the Valuation Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period, except for the Acquired Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, “Liabilities”). If prior to the Closing Date, the Acquiring Fund identifies a Liability that the Acquiring Fund and the Acquired Fund mutually agree should not be assumed by the Acquiring Fund, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquired Fund and the Acquiring Fund at the Closing (the “Excluded Liabilities”).

2.	Definitions

A.            Closing and Closing Date. Subject to the terms and conditions hereof, the closing of the transactions contemplated by this Agreement (the “Closing”) shall be conducted at the offices of the Acquiring Fund in Baltimore, Maryland, on April 17, 2026, or at such other place or on such later business day as may be agreed upon by the parties. In the event that on the Valuation Date (i) the Exchange is closed or trading thereon is restricted, or (ii) trading or the reporting of trading on the Exchange or elsewhere is disrupted so that accurate appraisal of the value of the Acquired Fund assets or the net asset value of the Acquiring Fund Shares is impractical, the Closing shall be postponed until the first business day after the first business day when trading on the Exchange or elsewhere shall have been fully resumed and reporting thereon shall have been restored, or such other business day as soon thereafter as may be agreed upon by the parties. The date on which the Closing actually occurs is herein referred to as the “Closing Date.”

B.            Valuation Date. The business day next preceding the Closing Date shall be the “Valuation Date.” The stock transfer books of the Acquired Fund will be permanently closed as of the close of business on the Valuation Date. The Acquired Fund shall only accept redemption requests received by it in proper form prior to the close of regular trading on the Exchange on the Valuation Date. Redemption requests received thereafter shall be deemed to be redemption requests for Acquiring Fund shares to be distributed to Acquired Fund shareholders pursuant to the Plan (assuming that the transactions contemplated by this Agreement have been consummated).

C.            Delivery. Portfolio securities shall be delivered by the Acquired Fund to the Custodian or the Foreign Custodian, to be held until the Closing for the account of the Acquired Fund, no later than three (3) business days preceding the Closing (“Delivery Date”), duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash of the Acquired Fund shall be delivered by the Acquired Fund on the Closing Date and shall be in the form of currency or wire transfer in federal funds, payable to the order of the Custodian or the Foreign Custodian. A confirmation for the Acquiring Fund Shares, credited to the account of the Acquired Fund and registered in the name of the Acquired Fund, shall be delivered by the Acquiring Fund to the Acquired Fund at the Closing.

3.           Failure to Deliver Securities. If, on the Delivery Date, the Acquired Fund is unable to make delivery under paragraph 2.C. to the Custodian or the Foreign Custodian of any of the portfolio securities of the Acquired Fund, the Acquiring Fund may waive the delivery requirements of paragraph 2.C. with respect to said undelivered securities, if the Acquired Fund has delivered to the Custodian or the Foreign Custodian by or on the Delivery Date and, with respect to said undelivered securities, such documents in the form of executed copies of an agreement of assignment and escrow agreement and due bills and the like as may be required by the Acquiring Fund or the Custodian or the Foreign Custodian, including brokers’ confirmation slips.

4.            Post-Closing Distribution and Liquidation of the Acquired Fund. As soon as practicable after the Closing, the Acquired Fund shall distribute all of the remaining assets thereof to the shareholders of the Acquired Fund. At, or as soon as may be practicable following the Closing Date, the Acquired Fund shall for federal income tax purposes be liquidated and distribute the Acquiring Fund Shares received hereunder by instructing the Acquiring Fund that, as of the close of business on the Valuation Date, the pro-rata interest (in full and fractional Acquiring Fund Shares) of each of the holders of record of shares of the Acquired Fund as certified by the Acquired Fund’s transfer agent (“Acquired Fund Record Holders”) be registered on the books of the Acquiring Fund in the names of each of the Acquired Fund Record Holders. Further, such Acquired Fund Record Holders that hold shares of the Acquired Fund’s Investor Class and Advisor Class shall be registered on the books of the Acquiring Fund’s Investor Class and such Acquired Fund Record Holders that hold shares of the Acquired Fund’s I Class shall be registered on the books of the Acquiring Fund’s I Class. The Acquiring Fund agrees to comply promptly with said instruction. All issued and outstanding shares of the Acquired Fund shall thereupon be redeemed for no value and cancelled on the books of the Acquired Fund. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety, or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper, and correct. The Acquiring Fund shall record on its books the ownership of Acquiring Fund Shares by Acquired Fund Record Holders. No redemption or repurchase of any Acquiring Fund Shares credited to Acquired Fund Record Holders in respect of the Acquired Fund Shares represented by unsurrendered stock certificates shall be permitted until such certificates have been surrendered to the Custodian for cancellation. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the name of the Acquired Fund Record Holder on the books of the Acquiring Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

5.           Acquired Fund Securities. The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund’s portfolio investments as of the date of execution of this Agreement. The Acquired Fund may sell any of these investments and will confer with the Acquiring Fund with respect to investments for the Acquired Fund. The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a statement of the Acquiring Fund’s investment objectives, policies, and restrictions and a list of the investments, if any, on the list referred to in the first sentence of this paragraph 5 that do not conform to such objectives, policies, and restrictions. In the event that the Acquired Fund holds any investments that the Acquiring Fund may not hold, the Acquired Fund will, consistent with the foregoing and its own policies and restrictions, use its reasonable efforts to dispose of such investments prior to the Closing Date, provided, however, that in no event will the Acquired Fund be required to dispose of assets to an extent which would cause less than 50% of the historical business assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement or to take any action that is inconsistent with paragraph 8.K. below. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain any investments exceeding certain percentage limitations applicable to the Acquiring Fund with respect to such investments, the Acquired Fund will, if requested by the Acquiring Fund, in a manner consistent with the foregoing and its own policies and restrictions, use its reasonable efforts to dispose of an amount of such investments sufficient to avoid violating such limitations as of the Closing Date. On the Delivery Date, the Acquired Fund shall deliver to the Acquiring Fund a list setting forth the securities then owned by the Acquired Fund (“Securities List”), which shall be prepared in accordance with the requirements of the Code and the regulations promulgated thereunder for specific identification tax lot accounting and which shall clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security transferred to the Acquiring Fund. The records from which the Securities List will be prepared shall be made available by the Acquired Fund prior to the Closing Date for inspection by the Acquiring Fund’s treasurer or his designee or the auditors of the Acquiring Fund upon reasonable request.

6.            Expenses. The Acquiring Fund and the Acquired Fund shall each be responsible for its own expenses (including legal, audit, printing and mailing, brokerage commissions and other transaction costs,, taxes, and any non-recurring extraordinary items) in connection with the carrying-out of this Agreement.

7.            Legal Opinions.

A.            Opinion of Acquired Fund Counsel. At the Closing, the Acquired Fund shall furnish the Acquiring Fund with such written opinions (including opinions as to certain federal income tax matters) of Willkie Farr & Gallagher LLP, and the factual representations supporting such opinions which shall be, in form and substance reasonably satisfactory to the Acquiring Fund.

B.            Opinion of Acquiring Fund Counsel. At the Closing, the Acquiring Fund shall furnish the Acquired Fund with such written opinions (including opinions as to certain federal income tax matters) of Willkie Farr & Gallagher LLP, and the factual representations supporting such opinions which shall be, in form and substance reasonably satisfactory to the Acquired Fund.

8.            Acquired Fund Representations, Warranties, and Covenants. The Acquired Fund hereby represents and warrants to the Acquiring Fund, and covenants and agrees with the Acquiring Fund:

A.            that the audited statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and statement of changes in net assets of the Acquired Fund as of October 31, 2025, and for the year then ended heretofore delivered to the Acquiring Fund were prepared in accordance with generally accepted accounting principles, reflect all liabilities of the Acquired Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, and present fairly the financial position and results of operations of the Acquired Fund as of said date and for the period covered thereby;

B.            that there are no legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, overtly threatened against the Acquired Fund which would individually or in the aggregate materially affect the financial condition of the Acquired Fund or the Acquiring Fund’s ability to consummate the transactions contemplated hereby;

C.            that the execution and delivery of this Agreement by the Acquired Fund and the consummation of the transactions contemplated herein have been authorized by the Board of Directors by vote taken at a meeting of the Board of Directors of the Acquiring Fund duly called and held on December 9, 2025, and that approval by the Acquiring Fund’s shareholders of this Agreement or the consummation of the transactions contemplated herein is not required under applicable Maryland and federal law;

D.            that from the date of this Agreement through the Closing Date, there shall not have been:

(1)            any material change in the business, results of operations, assets, or financial condition or the manner of conducting the business of the Acquired Fund (other than changes in the ordinary course of its business or relating to the transactions contemplated by this Agreement, including, without limitation, dividends and distributions in the ordinary course, changes in the net asset value per share, redemptions in the ordinary course of business, and changes in sales volume), which has had a material adverse effect on such business, results of operations, assets, or financial condition, except in all instances as set forth in the financial statements of the Acquired Fund referred to in paragraphs 8.A. and 8.B. above;

(2)            any loss (whether or not covered by insurance) suffered by the Acquired Fund materially and adversely affecting the assets of the Acquired Fund, other than depreciation of securities;

(3)            issued any option to purchase or other right to acquire stock of the Acquired Fund of any class granted by the Acquired Fund to any person (excluding sales in the ordinary course and a dividend reinvestment program);

(4)            any indebtedness incurred by the Acquired Fund for borrowed money or any commitment to borrow money entered into by the Acquired Fund, except as provided in the current prospectus and statement of additional information of the Acquired Fund or so long as it will not prevent the Acquired Fund from complying with paragraph 8.I.;

(5)            any amendment to the Articles of Incorporation or By-Laws of the Acquired Fund except to effectuate the transactions contemplated hereunder or otherwise as disclosed in writing to the Acquiring Fund; or

(6)            any grant or imposition of any lien, claim, charge, or encumbrance upon any asset of the Acquired Fund except as provided in the current prospectus and statement of additional information of the Acquired Fund or so long as it will not prevent the Acquired Fund from complying with paragraph 8.I.;

E.            that there are no material contracts outstanding to which the Acquired Fund is bound other than as disclosed to the Acquiring Fund;

F.            that the Acquired Fund has filed all federal, state, and local tax returns and reports required by law to have been filed, that all federal, state and local income, franchise, property, sales, employment, or other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and that, to the knowledge of the Acquired Fund, no such return is currently under audit and no assessment has been asserted with respect to any such return other than with respect to all such matters which are not material individually or in the aggregate;

G.           that, as promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund with a statement of the earnings and profits of the Acquired Fund for federal income tax purposes;

H.           that on the Closing Date the Acquired Fund will have good and marketable title to the assets of the Acquired Fund to be conveyed hereunder, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims, and equities whatsoever, and full right, power, and authority to sell, assign, transfer, and deliver such assets and shall deliver such assets to the Acquiring Fund as set forth in paragraph 1.A. hereof. Upon delivery of such assets, the Acquiring Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims, and equities, except as to adverse claims of which the Acquiring Fund has notice at or prior to the time of delivery. Except as set forth on the Securities List, none of the securities comprising the assets of the Acquired Fund will be “restricted securities” under the 1933 Act or the rules and regulations of the Securities and Exchange Commission (“Commission”) thereunder;

I.             that the Information Statement/Prospectus (hereinafter defined) shall be delivered by the Acquired Fund to all shareholders of record of the Acquired Fund beginning on or about February 27, 2026, to notify shareholders of this transaction, and on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above, as amended or as supplemented if it shall have been amended or supplemented, will conform in all material respects to the applicable requirements of the 1933 Act, the Securities Exchange Act of 1934 (“1934 Act”) and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, except that no representations or warranties in this section apply to statements or omissions which are based on written information furnished by the Acquiring Fund to the Acquired Fund;

J.            that the Acquired Fund is not, and the execution, delivery, and performance of this Agreement will not result, in a material violation of any provision of its Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound and that this Agreement constitutes a valid and legally binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, except as enforceability may be affected by bankruptcy laws, laws affecting creditors generally, and general principles of equity;

K.            that the Acquired Fund will take all actions within its control necessary to cause the exchange of Acquiring Fund Shares for assets of the Acquired Fund made under this Agreement to qualify, as of and after the Closing, as a reorganization within the meaning of Section 368(a)(1) of the Code; and

L.            that the Acquired Fund is registered with the Commission under the 1940 Act, classified as a management investment company, and subclassified as an open-end company.

9.           Acquiring Fund Representations, Warranties, and Covenants. The Acquiring Fund hereby represents and warrants to the Acquired Fund, and covenants and agrees with the Acquired Fund:

A.            that the audited statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and statement of changes in net assets of the Acquiring Fund as of October 31, 2025, and for the year then ended heretofore delivered to the Acquired Fund were prepared in accordance with generally accepted accounting principles, reflect all liabilities of the Acquiring Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, and present fairly the financial position and results of operations of the Acquiring Fund as of said date and for the period covered thereby;

B.            that there are no legal, administrative, or other proceedings pending or, to its knowledge, overtly threatened against the Acquiring Fund which would individually or in the aggregate materially affect the financial condition of the Acquiring Fund’s ability to consummate the transactions contemplated hereby;

C.            that the execution and delivery of this Agreement by the Acquiring Fund and the consummation of the transactions contemplated herein have been authorized by the Board of Directors of the Acquiring Fund by vote taken at a meeting of the Board of Directors of the Acquiring Fund duly called and held on December 9, 2025, and that approval by the Acquiring Fund’s shareholders of this Agreement or the consummation of the transactions contemplated herein is not required under applicable Maryland and federal law;

D.            that from the date of this Agreement through the Closing Date, there shall not have been any material change in the business, results of operations, assets, or financial condition or the manner of conducting the business of the Acquiring Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course, changes in the net asset value per share, redemptions in the ordinary course of business, and changes in sales volume), which has had an adverse material effect on such business, results of operations, assets, or financial condition, except in all instances as set forth in the financial statements of the Acquiring Fund referred to in paragraph 9.A. and 9.B. above;

E.            that the Acquiring Fund is registered with the Commission under the 1940 Act, classified as a management investment company, and subclassified as an open-end diversified company;

F.            that the shares of the Acquiring Fund to be issued pursuant to paragraph 1.A. will be duly registered under the 1933 Act by the Registration Statement (hereinafter defined) in effect on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above;

G.            that the Acquiring Fund Shares are duly authorized and validly issued and are fully paid, nonassessable, and free of any preemptive rights and conform in all material respects to the description thereof contained in the Information Statement/Prospectus as in effect on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above;

H.            that the Acquiring Fund is not, and the execution, delivery, and performance of this Agreement will not result, in a material violation of any provision of the Acquiring Fund’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound, and that this Agreement constitutes a valid and legally binding obligation of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, except as enforceability may be affected by bankruptcy laws, laws affecting creditors generally, and general principles of equity;

I.             that the Acquiring Fund will take all actions within its control necessary to cause the exchange of Acquiring Fund Shares for assets of the Acquired Fund made under this Agreement to qualify, as of and after the Closing, as a reorganization within the meaning of Section 368(a)(1) of the Code;

J.            that the Acquiring Fund has filed all federal, state, and local tax returns and reports required by law to have been filed, that all federal, state, and local income, franchise, property, sales, employment, or other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and that, to the knowledge of the Acquiring Fund, no such return is currently under audit and no assessment has been asserted with respect to any such return, other than with respect to all such matters those which are not material individually or in the aggregate;

K.            that the Information Statement/Prospectus at the time of delivery by the Acquired Fund to its shareholders to inform shareholders of this transaction, on the Closing Date and at the liquidation of the Acquired Fund set forth in paragraph 4. above, as amended or as supplemented if it shall have been amended or supplemented, and the Registration Statement on the effective date thereof, on the Closing Date and at the liquidation of the Acquired Fund set forth in paragraph 4. above, will conform in all material respects to the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, except that no representations or warranties in this section apply to statements or omissions which are based on written information furnished by the Acquired Fund to the Acquiring Fund; and

L.            the current prospectus and statement of additional information of the Acquiring Fund (copies of which are available) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

10.	Certain Conditions.

Unless waived by the parties in writing in their sole discretion, all obligations of the parties hereunder are subject to the fulfillment, prior to or at the Closing, of each of the following conditions:

A.            Registration Statement and Information Statement/Prospectus. The Acquiring Fund will file a registration statement on Form N-14 with the Commission under the 1933 Act in order to register the Acquiring Fund Shares to be issued hereunder. Such registration statement in the form in which it shall become effective and, in the event any post-effective amendment thereto becomes effective prior to the Closing Date, such registration statement as amended, is referred to herein as the “Registration Statement.” The Acquired Fund will file a preliminary information statement with the Commission under the 1940 Act and the 1933 Act, relating to this Agreement and the transactions herein contemplated, in the form of a combined Information Statement and prospectus and related statement of additional information included in the Registration Statement. The combined Information Statement and prospectus and related statement of additional information that is first filed under the 1933 Act is referred to herein as the “Information Statement/Prospectus.” The Acquiring Fund and the Acquired Fund each will exert reasonable efforts to cause the Registration Statement to become effective under the 1933 Act as soon as practical and agree to cooperate in such efforts. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act. Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Information Statement/Prospectus to be delivered to the shareholders of the Acquired Fund of record, in sufficient time to comply with requirements as to notice thereof, the Information Statement/Prospectus, which complies in all material respects with the applicable provisions of Section 14(c) of the 1934 Act, and the rules and regulations thereunder.

B.            Pending or Threatened Proceedings. On the Closing Date, no action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

C.            Appropriate Articles. The Acquired Fund shall execute and cause to be filed with the Maryland State Department of Assessments and Taxation, such articles of transfer, articles supplementary or other documents, as necessary to remove the Acquired Fund as an authorized series of T. Rowe Price International Funds, Inc.

D.            Declaration of Dividend. The Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund shareholders all of the investment company taxable income and realized capital gain for all taxable periods of the Acquired Fund which are required to be distributed to avoid federal income or excise tax applicable to regulated investment companies.

E.            State Securities Laws. The parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated herein.

F.            Performance of Covenants. Each party shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Date and the Closing Date.

G.            Representations and Warranties. The representations and warranties of each party set forth in this Agreement will be true and correct on the Closing Date, and each party shall deliver to the other a certificate of a duly authorized officer of such party to that effect.

11.         Notices. All notices, requests, instructions, and demands in the course of the transactions herein contemplated shall be in writing addressed to the respective parties as follows and shall be deemed given: (i) on the next day if sent by prepaid overnight courier and (ii) on the same day if given by hand delivery or telecopy.

If to the Acquiring Fund or Acquired Fund:

David Oestreicher, Esquire

T. Rowe Price Associates, Inc.

1307 Point Street

Baltimore, Maryland 21231

with a copy to:

Margery K. Neale, Esquire

Elliot J. Gluck, Esquire

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019

or to such other address as the parties from time to time may designate by written notice to all other parties hereto.

12.	Termination and Postponement.

A.            This Agreement may be terminated or postponed by the Acquiring Fund or the Acquired Fund at any time upon the giving of written notice to the other, if the conditions specified in paragraphs 8., 9., and 10. have not been performed or do not exist on or before June 16, 2026 or to the extent permitted by law.

B.            In the event of termination of this Agreement pursuant to paragraph 12.A. of this Agreement, neither party (nor its officers, or directors) shall have any liability to the other.

13.         Exhibits. All Exhibits shall be considered as part of this Agreement.

14.         Miscellaneous. This Agreement shall bind and inure to the benefit of the parties and their respective successors and assigns. It shall be governed by, construed, and enforced in accordance with the laws of the State of Maryland. The Acquired Fund and the Acquiring Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. The Acquired Fund and the Acquiring Fund agree that no party has made any representation, warranty, or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder for a period of three years thereafter. The paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement. Whenever used herein, the use of any gender shall include all genders.

15.         Amendments. The Acquired Fund and the Acquiring Fund by mutual consent of their Boards of Directors or authorized committees or officers may amend this Agreement in such manner as may be agreed upon.

16.         Waiver. The failure of any party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

17.         Liability.

A.            The Acquired Fund and the Acquiring Fund acknowledge and agree that all obligations of the Acquired Fund under this Agreement are binding only with respect to the Acquired Fund; that any liability of the Acquired Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquired Fund.

B.            The Acquiring Fund and the Acquired Fund acknowledge and agree that all obligations of the Acquiring Fund under this Agreement are binding only with respect to the Acquiring Fund; that any liability of the Acquiring Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Fund.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and by their officers thereunto duly authorized, as of the day and year first above written.

WITNESS:	T. ROWE PRICE INTERNATIONAL FUNDS, INC., on behalf of the T. Rowe Price Asia Opportunities Fund

_________________________________ Cheryl L. Emory, Assistant Secretary	By _____________________ (SEAL) Fran Pollack-Matz Title: Vice President and Secretary

WITNESS:	T. ROWE PRICE INTERNATIONAL FUNDS, INC., on behalf of the T. Rowe Price New Asia Fund

________________________________ Cheryl L. Emory, Assistant Secretary	By _____________________ (SEAL) David Oestreicher Title: Director, Principal Executive Officer, and Executive Vice President

T. ROWE PRICE ASIA OPPORTUNITIES FUND
(a series of T. Rowe Price International Funds, Inc.)

T. ROWE PRICE NEW ASIA FUND
(a series of T. Rowe Price International Funds, Inc.)

PART B
STATEMENT OF ADDITIONAL INFORMATION

February 27, 2026

This Statement of Additional Information (“SAI”) relates to the proposed transaction (the “Reorganization”) pursuant to which the T. Rowe Price Asia Opportunities Fund (the “Acquired Fund” or “Asia Opportunities Fund”) will be reorganized into the T. Rowe New Asia Fund (the “Acquiring Fund” or “New Asia Fund” and, together with the Acquired Fund, the “Funds”). Both Funds are managed by T. Rowe Price Associates, Inc. (“T. Rowe Price”).

This SAI sets forth information that may be of interest to shareholders relating to the Reorganization, but which is not included in the Combined Information Statement and Prospectus (“Statement”), dated February 27, 2026, of the Funds. As described in the Statement, the Reorganization would involve the transfer of substantially all the assets and liabilities of the Asia Opportunities Fund in exchange for corresponding shares of the New Asia Fund. The Asia Opportunities Fund would distribute the shares of the New Asia Fund it receives to its shareholders, and the Asia Opportunities Fund’s issued and outstanding shares would be canceled and redeemed, in complete liquidation of the Asia Opportunities Fund.

This SAI is not a prospectus and should be read in conjunction with the Statement. This SAI and the Statement have been filed with the Securities and Exchange Commission (“SEC”). Copies of the Statement are available upon request and without charge by writing to the Funds at 1307 Point Street, Baltimore, Maryland 21231, or by calling 1-800-541-5910.

The SEC maintains a website (http://www.sec.gov) that contains the prospectuses and Statement of Additional Information of the Asia Opportunities Fund and New Asia Fund, other material incorporated by reference and other information regarding the Asia Opportunities Fund and New Asia Fund.

TABLE OF CONTENTS

Page
I. Additional Information About the Acquired Fund and the Acquiring Fund	61
II. Financial Statements	61
III. Supplemental Financial Information	61

I. ADDITIONAL INFORMATION ABOUT THE
ACQUIRED FUND AND THE ACQUIRING FUND

The Statement of Additional Information for the Funds, dated January 1, 2026, as filed with the Securities and Exchange Commission on January 2, 2026 (SEC File No. 002-65539), is incorporated by reference.

The Statement of Additional Information for the Funds is available without charge through troweprice.com or by calling 1-800-541-5910.

II. FINANCIAL STATEMENTS

The annual shareholder report of the Asia Opportunities Fund, dated October 31, 2025, as filed with the SEC on December 18, 2025 (SEC File No. 002-65539), is incorporated by reference.

The annual shareholder report of the New Asia Fund, dated October 31, 2025, as filed with the SEC on December 18, 2025 (SEC File No. 002-65539), is incorporated by reference.

Each of these reports contains historical financial information regarding the Funds, including each Fund’s financial statements and report of the Funds’ independent Registered Public Accounting Firm for the fiscal year ended October 31, 2025, and is available without charge at troweprice.com or by calling 1-800-541-5910.

PricewaterhouseCoopers LLP, located at 100 East Pratt Street, Suite 2600, Baltimore, MD 21202, is the Independent Registered Public Accounting Firm to the Asia Opportunities Fund and the New Asia Fund, providing audit and tax return review of various Securities and Exchange Commission filings.

III. SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of the New Asia Fund and the Asia Opportunities Fund, as well as the pro forma fees of the Combined Fund, are included in the section entitled “Fees and Expenses” of the Statement. The fees and expenses of the Combined Fund assume the Reorganization takes place as proposed.

The Reorganization will not result in a material change to the Asia Opportunities Fund’s investment portfolio due to the investment restrictions of the New Asia Fund. Accordingly, a schedule of investments of the Asia Opportunities Fund modified to show the effects of the change is not required and is not included.

There are no material differences in accounting policies of the Asia Opportunities Fund as compared to those of the New Asia Fund.

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C00-064 2/27/26

PART C

OTHER INFORMATION

Item 15. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates and all other investment companies in the T. Rowe Price family of mutual funds as listed in Item 31 of the Registrant’s Registration Statement filed as Amendment No. 210 dated December 22, 2025. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant’s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys’ fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation’s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”).

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a)       there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b)       in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

(i)          the vote of a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)         an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a)       the Indemnitee provides a security for his undertaking; or

(b)       the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c)       there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

(i)          a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)         an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a)	Articles of Restatement of Registrant, dated August 6, 2001 (electronically filed with Amendment No. 70 dated February 27, 2004)

(1)(b)	Articles Supplementary of Registrant, on behalf of T. Rowe Price International Stock Fund—R Class, T. Rowe Price International Growth & Income Fund—Advisor Class, and T. Rowe Price International Growth & Income Fund—R Class, dated September 5, 2002 (electronically filed with Amendment No. 67 dated February 28, 2003)

(1)(c)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price Global Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, T. Rowe Price International Growth & Income Fund—R Class, T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, and T. Rowe Price New Asia Fund, dated May 11, 2004 (electronically filed with Amendment No. 89 dated February 25, 2005)

(1)(d)	Articles Supplementary of Registrant, on behalf of the T. Rowe Price Global Stock Fund—Advisor Class, dated February 7, 2006 (electronically filed with Amendment No. 92 dated February 27, 2006)

(1)(e)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Overseas Stock Fund, dated October 18, 2006 (electronically filed with Amendment No. 81 dated December 21, 2006)

(1)(f)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Africa & Middle East Fund, dated April 24, 2007 (electronically filed with Amendment No. 85 dated June 15, 2007)

(1)(g)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Africa & Middle East Fund, T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price Global Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, T. Rowe Price International Growth & Income Fund—R Class, T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, T. Rowe Price New Asia Fund, T. Rowe Price Overseas Stock Fund, dated July 24, 2007 (electronically filed with Amendment No. 86 dated February 28, 2008)

(1)(h)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Africa & Middle East Fund, T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price Global Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, T. Rowe Price International Growth & Income Fund—R Class, T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, T. Rowe Price New Asia Fund, T. Rowe Price Overseas Stock Fund, dated February 6, 2008 (electronically filed with Amendment No. 87 dated April 25, 2008)

(1)(i)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Global Large-Cap Equity Fund and T. Rowe Price Global Large-Cap Equity Fund—Advisor Class, dated July 24, 2008 (electronically filed with Amendment No. 89 dated October 17, 2008)

(1)(j)	Certificate of Correction of Registrant, on behalf of T. Rowe Price Global Large-Cap Equity Fund and T. Rowe Price Global Large-Cap Equity Fund—Advisor Class, dated September 16, 2008 (electronically filed with Amendment No. 89 dated October 17, 2008)

(1)(k)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Global Infrastructure Fund and T. Rowe Price Global Infrastructure Fund—Advisor Class, dated October 28, 2009 (electronically filed with Amendment No. 94 dated January 22, 2010)

(1)(l)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Emerging Markets Local Currency Bond Fund and T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class, dated February 3, 2011 (electronically filed with Amendment No. 101 dated May 24, 2011)

(1)(m)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Emerging Markets Corporate Bond Fund and T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class, dated February 7, 2012 (electronically filed with Amendment No. 107 dated May 17, 2012)

(1)(n)	Articles of Amendment of Registrant, on behalf of T. Rowe Price Emerging Europe & Mediterranean Fund, dated February 23, 2012 (electronically filed with Amendment No. 115 dated October 17, 2013)

(1)(o)	Articles of Amendment of Registrant, on behalf of T. Rowe Price Global Large-Cap Stock Fund and T. Rowe Price Global Large-Cap Stock Fund—Advisor Class, dated August 21, 2013 (electronically filed with Amendment No. 115 dated October 17, 2013)

(1)(p)	Articles of Supplementary of Registrant, on behalf of T. Rowe Price Global Industrials Fund, dated August 26, 2013 (electronically filed with Amendment No. 115 dated October 17, 2013)

(1)(q)	Articles of Supplementary of Registrant, on behalf of T. Rowe Price Africa & Middle East Fund, T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Corporate Bond Fund, T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class, T. Rowe Price Emerging Markets Local Currency Bond Fund, T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price Global Infrastructure Fund, T. Rowe Price Global Infrastructure Fund—Advisor Class, T. Rowe Price Global Large-Cap Stock Fund, T. Rowe Price Global Large-Cap Stock Fund—Advisor Class, T. Rowe Price Global Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, T. Rowe Price International Growth & Income Fund—R Class, T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, T. Rowe Price New Asia Fund, and T. Rowe Price Overseas Stock Fund, dated August 26, 2013 (electronically filed with Amendment No. 115 dated October 17, 2013)

(1)(r)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Asia Opportunities Fund and T. Rowe Price Asia Opportunities Fund—Advisor Class, dated February 4, 2014 (electronically filed with Amendment No. 122 dated May 15, 2014)

(1)(s)	Articles Supplementary of Registrant, on behalf of T. Rowe Price International Concentrated Equity Fund and T. Rowe Price International Concentrated Equity Fund—Advisor Class, dated May 27, 2014 (electronically filed with Amendment No. 124 dated June 3, 2014)

(1)(t)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Global High Income Bond Fund, T. Rowe Price Global High Income Bond Fund—Advisor Class, T. Rowe Price Global Unconstrained Bond Fund and T. Rowe Price Global Unconstrained Bond Fund—Advisor Class dated November 17, 2014 (electronically filed with Amendment No. 128 dated January 15, 2015)

(1)(u)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Emerging Markets Value Stock Fund, T. Rowe Price Emerging Markets Bond Fund—Advisor Class, T. Rowe Price Emerging Markets Bond Fund—I Class, T. Rowe Price Emerging Markets Corporate Bond Fund—I Class, T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class, T. Rowe Price Emerging Markets Stock Fund—I Class, T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class, T. Rowe Price Global High Income Bond Fund—I Class, T. Rowe Price Global Unconstrained Bond Fund—I Class, T. Rowe Price International Bond Fund—I Class, T. Rowe Price International Discovery Fund—I Class, T. Rowe Price International Growth & Income Fund—I Class, T. Rowe Price International Stock Fund—I Class, T. Rowe Price New Asia Fund—I Class, T. Rowe Price Overseas Stock Fund—Advisor Class, and T. Rowe Price Overseas Stock Fund—I Class dated June 19, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(1)(v)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Global Consumer Fund dated April 4, 2016 (electronically filed with Amendment No. 142 dated April 27, 2016)

(1)(w)	Articles of Amendment of Registrant, on behalf of T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, T. Rowe Price International Growth & Income Fund—R Class, and T. Rowe Price International Growth & Income Fund—I Class, dated November 7, 2016 (electronically filed with Amendment No. 144 dated February 24, 2017)

(1)(x)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Africa & Middle East Fund—I Class, T. Rowe Price Asia Opportunities Fund—I Class, T. Rowe Price Emerging Europe Fund—I Class, T. Rowe Price Emerging Markets Value Stock Fund—I Class, T. Rowe Price European Stock Fund—I Class, T. Rowe Price Global Growth Stock Fund—I Class, T. Rowe Price Global Stock Fund—I Class, T. Rowe Price International Concentrated Equity Fund—I Class, T. Rowe Price Japan Fund—I Class, and T. Rowe Price Latin America Fund—I Class, dated January 20, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(1)(y)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Global Industrials Fund—I Class, dated March 20, 2017 (electronically filed with Amendment No. 146 dated April 26, 2017)

(1)(z)	Articles Supplementary of Registrant, on behalf of T. Rowe Price International Bond Fund (USD Hedged), T. Rowe Price International Bond Fund (USD Hedged)—I Class, and T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class, dated July 7, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017)

(1)(aa)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Dynamic Credit Fund and T. Rowe Price Dynamic Credit Fund—I Class, dated August 15, 2018 (electronically filed with Amendment No. 155 dated September 4, 2018)

(1)(bb)	Articles of Amendment of Registrant, on behalf of T. Rowe Price Emerging Markets Value Stock Fund, T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class, T. Rowe Price Emerging Markets Value Stock Fund—I Class, T. Rowe Price International Concentrated Equity Fund, T. Rowe Price International Concentrated Equity Fund—Advisor Class, and T. Rowe Price International Concentrated Equity Fund—I Class dated February 1, 2019 (electronically filed with Amendment No. 160 dated February 27, 2019)

(1)(cc)	Articles Supplementary of Registrant, on behalf of T. Rowe Price China Evolution Equity Fund and T. Rowe Price China Evolution Equity Fund—I Class, dated August 9, 2019 (electronically filed with Amendment No. 165 dated October 15, 2019)

(1)(dd)	Articles Supplementary of Registrant, on behalf of T. Rowe Price International Bond Fund (USD Hedged)—Z Class, dated December 3, 2019 (electronically filed with Amendment No. 167 dated December 13, 2019)

(1)(ee)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Dynamic Global Bond Fund—Z Class, T. Rowe Price Emerging Markets Discovery Stock Fund—Z Class, T. Rowe Price Emerging Markets Bond Fund—Z Class, T. Rowe Price Emerging Markets Stock Fund—Z Class, T. Rowe Price International Bond Fund—Z Class, T. Rowe Price International Stock Fund—Z Class, T. Rowe Price International Value Equity Fund—Z Class, and T. Rowe Price Overseas Stock Fund—Z Class, dated February 17, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(1)(ff)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Global Impact Equity Fund, T. Rowe Price Global Impact Equity Fund—I Class, T Rowe Price Africa & Middle East Fund—Z Class, T. Rowe Price Emerging Europe Fund—Z Class, T. Rowe Price Emerging Markets Local Currency Bond Fund—Z Class, T. Rowe Price European Stock Fund—Z Class, T. Rowe Price International Discovery Fund—Z Class, T. Rowe Price Japan Fund—Z Class, T. Rowe Price Latin America Fund—Z Class, and T. Rowe Price New Asia Fund—Z Class, dated November 5, 2020 (electronically filed with Amendment No. 179 dated February 4 , 2021)

(1)(gg)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Dynamic Credit Fund—Z Class, dated June 27, 2023 (electronically filed with Amendment No. 196 dated August 21, 2023)

(1)(hh)	Articles Supplementary of Registrant, on behalf of T. Rowe Price Emerging Markets Corporate Bond Fund—Z Class, dated February 7, 2025 (electronically filed with Amendment No. 206 dated March 3, 2025)

(2)	By-Laws of Registrant, as amended May 1, 1991, September 30, 1993, July 21, 1999, February 5, 2003, April 21, 2004, February 8, 2005, July 22, 2008, October 17, 2011, October 22, 2012, July 25, 2018, July 25, 2022, and May 8, 2024 (electronically filed with Amendment No. 204 dated December 19, 2024)

(3)	See Article FIFTH, Capital Stock, paragraphs (B)-(E) of the Articles of Restatement, and Article II, Shareholders, in its entirety, and Article VIII, Capital Stock, in its entirety, of the Bylaws

(4)(a)	Agreement and Plan of Reorganization, on behalf of T. Rowe Price Asia Opportunities Fund and T. Rowe Price New Asia Fund, dated December 9, 2025 (electronically filed with N-14 dated January 27, 2026)

(4)(b)	Agreement and Plan of Reorganization, on behalf of T. Rowe Price International Disciplined Equity Fund and T. Rowe Price Overseas Stock Fund, dated December 9, 2025 (electronically filed with N-14 dated January 27, 2026)

(5)	Inapplicable

(6)(a)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Bond Fund, dated May 1, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(b)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Stock Fund, dated May 1, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(c)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Discovery Fund, dated May 1, 1991 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(d)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price European Stock Fund, dated May 1, 1990 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(e)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price New Asia Fund, dated May 1, 1991 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(f)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Japan Fund, dated November 6, 1991 (electronically filed with Amendment No. 42 dated February 28, 1994)

(6)(g)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Latin America Fund, dated November 3, 1993 (filed with Amendment No. 41 dated December 16, 1993)

(6)(h)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Emerging Markets Bond Fund, dated November 2, 1994 (electronically filed with Amendment No. 44 dated December 22, 1994)

(6)(i)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Emerging Markets Stock Fund, dated January 25, 1995 (electronically filed with Amendment No. 49 dated March 22, 1995)

(6)(j)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price Global Stock Fund, dated November 1, 1995 (electronically filed with Amendment No. 51 dated December 20, 1995)

(6)(k)	Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., on behalf of T. Rowe Price International Growth & Income Fund, dated November 4, 1998 (electronically filed with Amendment No. 56 dated November 19, 1998)

(6)(l)	Investment Management Agreement between Registrant and T. Rowe Price International, Inc., on behalf of T. Rowe Price Emerging Europe & Mediterranean Fund, dated April 19, 2000 (electronically filed with Amendment No. 62 dated April 28, 2000)

(6)(m)	Investment Subadvisory Agreement between T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited with respect to T. Rowe Price International Discovery and T. Rowe Price Japan Funds, dated May 15, 2003 (electronically filed with Amendment No. 69 dated June 30, 2003)

(6)(n)	Amendment to Investment Management Agreements between Registrant and T. Rowe Price Associates, Inc., or T. Rowe Price International Inc., dated August 1, 2004 (electronically filed with Amendment No. 89 dated February 25, 2005)

(6)(o)	Investment Management Agreement between Registrant and T. Rowe Price International, Inc., on behalf of T. Rowe Price Overseas Stock Fund, dated October 18, 2006 (electronically filed with Amendment No. 81 dated December 21, 2006)

(6)(p)	Investment Management Agreement between Registrant and T. Rowe Price International, Inc., on behalf of T. Rowe Price Africa & Middle East Fund, dated April 24, 2007 (electronically filed with Amendment No. 85 dated June 15, 2007)

(6)(q)	Investment Management Agreement between Registrant and T. Rowe Price International, Inc., on behalf of T. Rowe Price Global Large-Cap Stock Fund, dated July 22, 2008 (electronically filed with Amendment No. 89 dated October 17, 2008)

(6)(r)	Investment Management Sub-Delegation Agreement between T. Rowe Price International, Inc. and T. Rowe Price Global Toshi Komon, on behalf of T. Rowe Price International Stock Fund, dated June 15, 2009 (electronically filed with Amendment No. 93 dated December 11, 2009)

(6)(s)	Investment Management Agreement between Registrant and T. Rowe Price International, Inc., on behalf of T. Rowe Price Global Infrastructure Fund, dated October 20, 2009 (electronically filed with Amendment No. 94 dated January 22, 2010)

(6)(t)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Africa & Middle East Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(u)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Europe & Mediterranean Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(v)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Markets Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(w)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price European Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(x)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Large-Cap Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(y)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(z)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Infrastructure Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(aa)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Discovery Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(bb)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Growth & Income Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(cc)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(dd)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Japan Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(ee)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Latin America Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(ff)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price New Asia Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(gg)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Overseas Stock Fund, dated December 31, 2010 (electronically filed with Amendment No. 97 dated February 28, 2011)

(6)(hh)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Markets Bond Fund, dated December 31, 2010 (electronically filed with Amendment No. 99 dated April 29, 2011)

(6)(ii)	Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Bond Fund, dated December 31, 2010 (electronically filed with Amendment No. 99 dated April 29, 2011)

(6)(jj)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Markets Local Currency Bond Fund and the T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class, dated February 3, 2011 (electronically filed with Amendment No. 101 dated May 24, 2011)

(6)(kk)	Investment Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd, with respect to T. Rowe Price Emerging Markets Local Currency Bond Fund, dated February 3, 2011 (electronically filed with Amendment No. 101 dated May 24, 2011)

(6)(ll)	Investment Management Sub-Delegation Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Singapore Private Ltd., on behalf of T. Rowe Price International Stock Fund, dated August 1, 2011 (electronically filed with Amendment No. 103 dated February 27, 2012)

(6)(mm)	Amendment to Investment Management Sub-Delegation Agreement originally between T. Rowe Price International, Inc. and T. Rowe Price Global Toshi Komon, on behalf of T. Rowe Price Japan Fund, T. Rowe Price International Discovery Fund, and T. Rowe Price International Stock Fund, dated August 1, 2011 (electronically filed with Amendment No. 103 dated February 27, 2012)

(6)(nn)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Markets Corporate Bond Fund and the T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class, dated February 7, 2012 (electronically filed with Amendment No. 104 dated March 7, 2012)

(6)(oo)	Investment Subadvisory Agreement between and among T. Rowe Price Associates, Inc., T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited with respect to T. Rowe Price Africa & Middle East Fund, T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Stock Fund, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, and T. Rowe Price New Asia Fund dated December 31, 2010 (electronically filed with Amendment No. 110 dated February 27, 2013)

(6)(pp)	Investment Management Sub-Delegation Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Singapore Private Ltd. on behalf of T. Rowe Price Global Infrastructure Fund dated December 31, 2010 (electronically filed with Amendment No. 110 dated February 27, 2013)

(6)(qq)	First Amendment to Investment Subadvisory Agreement between and among T. Rowe Price Associates, Inc., T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited with respect to T. Rowe Price Africa & Middle East Fund, T. Rowe Price Emerging Europe & Mediterranean Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price European Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Discovery Fund, T. Rowe Price International Growth & Income Fund, T. Rowe Price International Stock Fund, T. Rowe Price Japan Fund, T. Rowe Price Latin America Fund, and T. Rowe Price New Asia Fund, dated April 24, 2012 (electronically filed with Amendment No. 110 dated February 27, 2013)

(6)(rr)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Industrials Fund, dated July 24, 2013 (electronically filed with Amendment No. 115 dated October 17, 2013)

(6)(ss)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Asia Opportunities Fund and the T. Rowe Price Asia Opportunities Fund—Advisor Class, dated February 4, 2014 (electronically filed with Amendment No. 122 dated May 15, 2014)

(6)(tt)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited with respect to T. Rowe Price Asia Opportunities Fund, dated February 4, 2014 (electronically filed with Amendment No. 122 dated May 15, 2014)

(6)(uu)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Concentrated Equity Fund and the T. Rowe Price International Concentrated Equity Fund—Advisor Class, dated April 29, 2014 (electronically filed with Amendment No. 125 dated August 12, 2014)

(6)(vv)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd with respect to T. Rowe Price International Concentrated Equity Fund, dated April 29, 2014 (electronically filed with Amendment No. 125 dated August 12, 2014)

(6)(ww)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global High Income Bond Fund and the T. Rowe Price Global High Income Bond Fund—Advisor Class, dated October 21, 2014 (electronically filed with Amendment No. 127 dated November 7, 2014)

(6)(xx)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Unconstrained Bond Fund and the T. Rowe Price Global Unconstrained Bond Fund—Advisor Class, dated October 21, 2014 (electronically filed with Amendment No. 127 dated November 7, 2014)

(6)(yy)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd with respect to T. Rowe Price Global High Income Bond Fund, dated October 21, 2014 (electronically filed with Amendment No. 127 dated November 7, 2014)

(6)(zz)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd with respect to T. Rowe Price Global Unconstrained Bond Fund, dated October 21, 2014 (electronically filed with Amendment No. 127 dated November 7, 2014)

(6)(aaa)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Markets Value Stock Fund and the T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class, dated July 27, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(6)(bbb)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited with respect to T. Rowe Price Emerging Markets Value Stock Fund, dated July 27, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(6)(ccc)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Global Consumer Fund, dated February 3, 2016 (electronically filed with Amendment No. 142 dated April 27, 2016)

(6)(ddd)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited with respect to T. Rowe Price Global Stock Fund, dated March 1, 2016 (electronically filed with Amendment No. 151 dated February 26, 2018)

(6)(eee)	Investment Management Agreement between Registrant, on behalf of T. Rowe Price International Bond Fund (USD Hedged), and T. Rowe Price Associates, Inc., dated July 25, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017)

(6)(fff)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd with respect to T. Rowe Price International Bond Fund (USD Hedged) dated July 25, 2017 (electronically filed with Amendment No. 151 dated February 26, 2018)

(6)(ggg)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Japan, Inc., with respect to T. Rowe Price International Discovery Fund, dated April 1, 2018 (electronically filed with Amendment No. 153 dated April 26, 2018)

(6)(hhh)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Japan, Inc., with respect to T. Rowe Price Japan Fund, dated April 1, 2018 (electronically filed with Amendment No. 153 dated April 26, 2018)

(6)(iii)	Amendment to Restated Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price International Bond Fund, dated August 1, 2017 (electronically filed with Amendment No. 153 dated April 26, 2018)

(6)(jjj)	Investment Management Agreement between Registrant, on behalf of T. Rowe Price Dynamic Credit Fund, and T. Rowe Price Associates, Inc., dated July 24, 2018 (electronically filed with Amendment No. 155 dated September 4, 2018)

(6)(kkk)	Investment Management Agreement between Registrant, on behalf of T. Rowe Price China Evolution Equity Fund, and T. Rowe Price Associates, Inc., dated July 31, 2019 (electronically filed with Amendment No. 182 dated August 9, 2019)

(6)(lll)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited, with respect to T. Rowe Price China Evolution Equity Fund, dated July 31, 2019 (electronically filed with Amendment No. 182 dated August 9, 2019)

(6)(mmm)	Amendment to Investment Management Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price Emerging Markets Discovery Stock Fund, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(6)(nnn)	Amendment to Investment Management Agreement between Registrant, on behalf of T. Rowe Price Emerging Markets Corporate Bond Fund, and T. Rowe Price Associates, Inc., dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(6)(ooo)	Amendment to Investment Management Agreement between Registrant, on behalf of T. Rowe Price Global High Income Bond Fund, and T. Rowe Price Associates, Inc., dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(6)(ppp)	Investment Management Agreement between Registrant, on behalf of T. Rowe Price Global Impact Equity Fund, and T. Rowe Price Associates, Inc., dated October 26, 2020 (electronically filed with Amendment No. 174 dated November 4, 2020)

(6)(qqq)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd with respect to T. Rowe Price Global Impact Equity Fund, dated October 26, 2020 (electronically filed with Amendment No. 174 dated November 4, 2020)

(6)(rrr)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Singapore Private Ltd. with respect to T. Rowe Price Asia Opportunities Fund, dated July 1, 2020 (electronically filed with Amendment No. 182 dated February 24, 2021)

(6)(sss)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Singapore Private Ltd. with T. Rowe Price International Funds, Inc. on behalf of T. Rowe Price Emerging Markets Stock Fund, dated April 1, 2021 (electronically filed with Amendment No. 184 dated April 28, 2021)

(6)(ttt)	Amendment to Investment Management Agreement between Registrant, on behalf of T. Rowe Price Dynamic Credit Fund, and T. Rowe Price Associates, Inc., dated October 1, 2021 (electronically filed with Amendment No. 189 dated April 28, 2022)

(6)(uuu)	Amendment to Restated Investment Management Agreement between Registrant, on behalf of T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Associates, Inc., dated October 1, 2021 (electronically filed with Amendment No. 189 dated April 28, 2022)

(6)(vvv)	Amendment to Investment Management Agreement between Registrant, on behalf of T. Rowe Price Emerging Markets Corporate Bond Fund, and T. Rowe Price Associates, Inc., dated October 1, 2021 (electronically filed with Amendment No. 189 dated April 28, 2022)

(6)(www)	Amendment to Investment Management Agreement between Registrant, on behalf of T. Rowe Price Emerging Markets Local Currency Bond Fund, and T. Rowe Price Associates, Inc., dated October 1, 2021 (electronically filed with Amendment No. 189 dated April 28, 2022)

(6)(xxx)	Amendment to Investment Management Agreement between Registrant, on behalf of T. Rowe Price Global High Income Bond Fund, and T. Rowe Price Associates, Inc., dated October 1, 2021 (electronically filed with Amendment No. 189 dated April 28, 2022)

(6)(yyy)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited with respect to each Fund set forth on Schedule 1, dated February 2, 2022 (electronically filed with Amendment No. 189 dated April 28, 2022)

(6)(zzz)	Investment Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd with respect to each Fund set forth on Schedule 1, dated May 1, 2022, as amended September 1, 2022, November 1, 2022, December 1, 2022, December 5, 2022, May 1, 2023, February 5, 2024, July 1, 2024, August 6, 2024, September 16, 2024, September 27, 2024, February 6, 2025, April 1, 2025, May 1, 2025, and July 29, 2025 (electronically filed with Amendment No. 210 dated December 22, 2025)

(6)(aaaa)	Investment Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Hong Kong Limited with respect to each Fund set forth on Schedule 1, dated May 1, 2022, as amended August 1, 2022, September 27, 2024, February 6, 2025, March 31, 2025, April 1, 2025, May 1, 2025, May 7, 2025, and July 29, 2025 (electronically filed with Amendment No. 210 dated December 22, 2025)

(6)(bbbb)	Investment Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Japan with respect to each Fund set forth on Schedule 1, dated May 1, 2022, as amended April 30, 2024 and March 31, 2025 (electronically filed with Amendment No. 210 dated December 22, 2025)

(6)(cccc)	Investment Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Singapore Private Ltd. with respect to each Fund set forth on Schedule 1, dated May 1, 2022, as amended February 6, 2025, March 31, 2025, July 1, 2025, and July 29, 2025 (electronically filed with Amendment No. 210 dated December 22, 2025)

(7)(a)	Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(7)(b)	Amendment to Underwriting Agreements between each T. Rowe Price Fund listed on Schedule A and T. Rowe Price Investment Services, Inc., dated February 6, 2017 (electronically filed with Amendment No. 153 dated April 26, 2018)

(8)	Inapplicable

(9)(a)	Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19, 2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, August 28, 2009, October 20, 2009, February 10, 2010, April 29, 2010, July 6, 2010, July 21, 2010, October 21, 2010, April 15, 2011, April 20, 2011, October 17, 2011, February 9, 2012, April 24, 2012, September 9, 2012, November 7, 2012, March 14, 2013, April 4, 2013, April 22, 2013, July 1, 2013, July 24, 2013, February 4, 2014, March 19, 2014, May 14, 2014, June 5, 2014, August 5, 2014, November 21, 2014, June 8, 2015, July 16, 2015, July 30, 2015, July 31, 2015, August 3, 2015, September 16, 2015, September 18, 2015, October 27, 2015, February 23, 2016, April 8, 2016, May 2, 2016, July 12, 2016, August 1, 2016, October 3, 2016, April 25, 2017, June 28, 2017, July 24, 2017, August 10, 2017, September 15, 2017, October 30, 2017, February 5, 2018, August 9, 2018, April 5, 2019, April 15, 2019, August 26, 2019, November 15, 2019, February 13, 2020, October 16, 2020, November 20, 2020, February 4, 2021, May 1, 2023, September 15, 2023, and December 1, 2023 (electronically filed with Amendment No. 210 dated December 22, 2025)

(9)(b)	Global Custody Agreement between JPMorgan Chase Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, July 23, 2003, October 22, 2003, September 20, 2004, December 14, 2005, April 19, 2006, October 18, 2006, April 24, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, October 1, 2009, October 20, 2009, December 16, 2009, February 10, 2010, April 29, 2010, July 21, 2010, February 3, 2011, April 21, 2011, July 29, 2011, October 17, 2011, February 8, 2012, April 24, 2012, February 5, 2013, March 5, 2013, July 24, 2013, December 10, 2013, February 4, 2014, July 17, 2014, December 22, 2014, July 31, 2015, February 26, 2016, April 21, 2016, July 15, 2016, July 26, 2016, May 1, 2017, July 28, 2017, September 25, 2017, October 13, 2017, December 15, 2017, February 1, 2018, May 1, 2018, October 1, 2018, January 25, 2019, August 30, 2019, October 3, 2019, January 30, 2020, September 9, 2020, October 30, 2020, December 10, 2020, February 25, 2021, May 12, 2021, December 22, 2021, March 11, 2022, May 20, 2022, October 7, 2022, January 20, 2023, March 23, 2023, July 10, 2023, September 12, 2023, June 20, 2024, February 5, 2025, April 1, 2025, April 4, 2025, October 6, 2025, and October 31, 2025 (electronically filed with Amendment No. 210 dated December 22, 2025)

(10)(a)	Rule 12b-1 Plan for the T. Rowe Price International Stock Fund—Advisor Class, dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(10)(b)	Rule 12b-1 Plan for the T. Rowe Price International Bond Fund—Advisor Class, dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(10)(c)	Rule 12b-1 Plan for the T. Rowe Price International Stock Fund—R Class, dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(10)(d)	Rule 12b-1 Plan for the T. Rowe Price International Growth & Income Fund—Advisor Class, dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(10)(e)	Rule 12b-1 Plan for the T. Rowe Price International Growth & Income Fund—R Class, dated May 1, 2003 (electronically filed with Amendment No. 68 dated April 29, 2003)

(10)(f)	Rule 12b-1 Plan for the T. Rowe Price Global Stock Fund—Advisor Class, dated April 28, 2006 (electronically filed with Amendment No. 75 dated February 27, 2006)

(10)(g)	Rule 12b-1 Plan for the T. Rowe Price Global Large-Cap Stock Fund—Advisor Class, dated October 27, 2008 (electronically filed with Amendment No. 88 dated August 7, 2008)

(10)(h)	Rule 12b-1 Plan for the T. Rowe Price Global Infrastructure Fund—Advisor Class, dated January 27, 2010 (electronically filed with Amendment No. 92 dated November 12, 2009)

(10)(i)	Form of Distribution and Service Agreement to be used by T. Rowe Price Investment Services, Inc. (electronically filed with Amendment No. 60 dated March 27, 2000)

(10)(j)	Rule 12b-1 Plan for the T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class dated May 26, 2011 (electronically filed with Amendment No. 101 dated May 24, 2011)

(10)(k)	Rule 12b-1 Plan for the T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class dated May 24, 2012 (electronically filed with Amendment No. 104 dated March 7, 2012)

(10)(l)	Rule 12b-1 Plan for the T. Rowe Price Asia Opportunities Fund—Advisor Class dated May 21, 2014 (electronically filed with Amendment No. 118 dated March 5, 2014)

(10)(m)	Rule 12b-1 Plan for the T. Rowe Price International Concentrated Equity Fund—Advisor Class dated August 22, 2014 (electronically filed with Amendment No. 124 dated June 3, 2014)

(10)(n)	Rule 12b-1 Plan for the T. Rowe Price Global High Income Bond Fund—Advisor Class dated January 22, 2015 (electronically filed with Amendment No. 127 dated November 7, 2014)

(10)(o)	Rule 12b-1 Plan for the T. Rowe Price Global Unconstrained Bond Fund—Advisor Class dated January 22, 2015 (electronically filed with Amendment No. 127 dated November 7, 2014)

(10)(p)	Rule 12b-1 Plan for T. the Rowe Price Emerging Markets Value Stock Fund—Advisor Class dated August 24, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(q)	Rule 12b-1 Plan for the T. Rowe Price Emerging Markets Bond Fund—Advisor Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(r)	Rule 12b-1 Plan for the T. Rowe Price Overseas Stock Fund—Advisor Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(s)	Rule 12b-1 Plan for the T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class dated September 12, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017)

(10)(t)	Rule 18f-3 Plan for the T. Rowe Price International Stock Fund and T. Rowe Price International Stock Fund—Advisor Class dated February 9, 2000 (electronically filed with Amendment No. 60 dated March 27, 2000)

(10)(u)	Rule 18f-3 Plan for the T. Rowe Price International Bond Fund and T. Rowe Price International Bond Fund—Advisor Class dated February 9, 2000 (electronically filed with Amendment No. 60 dated March 27, 2000)

(10)(v)	Rule 18f-3 Plan for the T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, and T. Rowe Price International Stock Fund—R Class dated July 24, 2002 (electronically filed with Amendment No. 66 dated September 3, 2002)

(10)(w)	Rule 18f-3 Plan for the T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, and T. Rowe Price International Growth & Income Fund—R Class dated July 24, 2002 (electronically filed with Amendment No. 66 dated September 3, 2002)

(10)(x)	Rule 18f-3 Plan for the T. Rowe Price Global Stock Fund and T. Rowe Price Global Stock Fund—Advisor Class dated April 28, 2006 (electronically filed with Amendment No. 75 dated February 27, 2006)

(10)(y)	Rule 18f-3 Plan for the T. Rowe Price Global Large-Cap Stock Fund and T. Rowe Price Global Large-Cap Stock Fund—Advisor Class dated October 27, 2008 (electronically filed with Amendment No. 88 dated August 7, 2008)

(10)(z)	Rule 18f-3 Plan for the T. Rowe Price Global Infrastructure Fund and T. Rowe Price Global Infrastructure Fund—Advisor Class dated January 27, 2010 (electronically filed with Amendment No. 92 dated November 12, 2009)

(10)(aa)	Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Local Currency Bond Fund and T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class dated May 26, 2011 (electronically filed with Amendment No. 101 dated May 24, 2011)

(10)(bb)	Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Corporate Bond Fund and T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class dated May 24, 2012 (electronically filed with Amendment No. 104 dated March 7, 2012)

(10)(cc)	Rule 18f-3 Plan for the T. Rowe Price Asia Opportunities Fund and T. Rowe Price Asia Opportunities Fund—Advisor Class dated May 21, 2014 (electronically filed with Amendment No. 118 dated March 5, 2014)

(10)(dd)	Rule 18f-3 Plan for the T. Rowe Price International Concentrated Equity Fund and T. Rowe Price International Concentrated Equity Fund—Advisor Class dated August 22, 2014 (electronically filed with Amendment No. 124 dated June 3, 2014)

(10)(ee)	Rule 18f-3 Plan for the T. Rowe Price Global High Income Bond Fund and T. Rowe Price Global High Income Bond Fund—Advisor Class dated January 22, 2015 (electronically filed with Amendment No. 127 dated November 7, 2014)

(10)(ff)	Rule 18f-3 Plan for the T. Rowe Price Global Unconstrained Bond Fund and T. Rowe Price Global Unconstrained Bond Fund—Advisor Class dated January 22, 2015 (electronically filed with Amendment No. 127 dated November 7, 2014)

(10)(gg)	Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Bond Fund—Advisor Class, and T. Rowe Price Emerging Markets Bond Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(hh)	Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Stock Fund and T. Rowe Price Emerging Markets Stock Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(ii)	Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Value Stock Fund and T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class dated August 24, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(jj)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Global High Income Bond Fund, T. Rowe Price Global High Income Bond Fund—Advisor Class, and T. Rowe Price Global High Income Bond Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(kk)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Global Unconstrained Bond Fund, T. Rowe Price Global Unconstrained Bond Fund—Advisor Class, and T. Rowe Price Global Unconstrained Bond Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(ll)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, and T. Rowe Price International Bond Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(mm)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Growth & Income Fund, T. Rowe Price International Growth & Income Fund—Advisor Class, T. Rowe Price International Growth & Income Fund—R Class, and T. Rowe Price International Growth & Income Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(nn)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, and T. Rowe Price International Stock Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(oo)	Rule 18f-3 Plan for the T. Rowe Price Overseas Stock Fund, T. Rowe Price Overseas Stock Fund—Advisor Class, and T. Rowe Price Overseas Stock Fund—I Class dated August 28, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(10)(pp)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Corporate Bond Fund, T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class, and T. Rowe Price Emerging Markets Corporate Bond Fund—I Class dated December 17, 2015 (electronically filed with Amendment No. 137 dated December 8, 2015)

(10)(qq)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Local Currency Bond Fund, T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class, and T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class dated December 17, 2015 (electronically filed with Amendment No. 137 dated December 8, 2015)

(10)(rr)	Rule 18f-3 Plan for the T. Rowe Price International Discovery Fund and T. Rowe Price International Discovery Fund—I Class dated December 17, 2015 (electronically filed with Amendment No. 137 dated December 8, 2015)

(10)(ss)	Rule 18f-3 Plan for the T. Rowe Price New Asia Fund and T. Rowe Price New Asia Fund—I Class dated December 17, 2015 (electronically filed with Amendment No. 137 dated December 8, 2015)

(10)(tt)	Rule 18f-3 Plan for the T. Rowe Price Africa & Middle East Fund and T. Rowe Price Africa & Middle East Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(uu)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Asia Opportunities Fund, T. Rowe Price Asia Opportunities Fund—Advisor Class, and T. Rowe Price Asia Opportunities Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(vv)	Rule 18f-3 Plan for the T. Rowe Price Emerging Europe Fund and T. Rowe Price Emerging Europe Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(ww)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Value Stock Fund, T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class, and T. Rowe Price Emerging Markets Value Stock Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(xx)	Rule 18f-3 Plan for the T. Rowe Price European Stock Fund and T. Rowe Price European Stock Fund—I Class, dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(yy)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Global Growth Stock Fund, T. Rowe Price Global Growth Stock Fund—Advisor Class, and T. Rowe Price Global Growth Stock Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(zz)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Global Stock Fund, T. Rowe Price Global Stock Fund—Advisor Class, and T. Rowe Price Global Stock Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(aaa)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Concentrated Equity Fund, T. Rowe Price International Concentrated Equity Fund—Advisor Class, and T. Rowe Price International Concentrated Equity Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(bbb)	Rule 18f-3 Plan for the T. Rowe Price Japan Fund and T. Rowe Price Japan Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(ccc)	Rule 18f-3 Plan for the T. Rowe Price Latin America Fund and T. Rowe Price Latin America Fund—I Class dated March 6, 2017 (electronically filed with Amendment No. 144 dated February 24, 2017)

(10)(ddd)	Rule 18f-3 Plan for the T. Rowe Price Global Industrials Fund and T. Rowe Price Global Industrials Fund—I Class dated May 3, 2017 (electronically filed with Amendment No. 146 dated April 26, 2017)

(10)(eee)	Rule 18f-3 Plan for the T. Rowe Price International Bond Fund (USD Hedged), T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class, and T. Rowe Price International Bond Fund (USD Hedged)—I Class dated September 12, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017)

(10)(fff)	Rule 18f-3 Plan for the T. Rowe Price Dynamic Credit Fund and T. Rowe Price Dynamic Credit Fund—I Class dated January 10, 2019 (electronically filed with Amendment No. 155 dated September 4, 2018)

(10)(ggg)	Rule 18f-3 Plan for the T. Rowe Price China Evolution Equity Fund and T. Rowe Price China Evolution Equity Fund—I Class dated December 3, 2019 (electronically filed with Amendment No. 182 dated August 9, 2019)

(10)(hhh)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Bond Fund (USD Hedged), T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class, T. Rowe Price International Bond Fund (USD Hedged)—I Class, and T. Rowe Price International Bond Fund (USD Hedged)—Z Class, dated December 3, 2019 (electronically filed with Amendment No. 168 dated February 6, 2020)

(10)(iii)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Disciplined Equity Fund, T Rowe Price International Disciplined Equity Fund—Advisor Class, and T. Rowe Price International Disciplined Equity Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(jjj)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Global Growth Stock Fund, T. Rowe Price Global Growth Stock Fund—Advisor Class, and T. Rowe Price Global Growth Stock Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(kkk)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Africa & Middle East Fund and T. Rowe Price Africa & Middle East Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(lll)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Asia Opportunities Fund, T. Rowe Price Asia Opportunities Fund—Advisor Class, and T. Rowe Price Asia Opportunities Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(mmm)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Europe Fund and T. Rowe Price Emerging Europe Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(nnn)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price European Stock Fund and T. Rowe Price European Stock Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(ooo)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Global Stock Fund, T. Rowe Price Global Stock Fund—Advisor Class, and T. Rowe Price Global Stock Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(ppp)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Discovery Fund and T. Rowe Price International Discovery Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(qqq)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Japan Fund and T. Rowe Price Japan Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(rrr)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Latin America Fund and T. Rowe Price Latin America Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(sss)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price New Asia Fund and T. Rowe Price New Asia Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(ttt)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Bond Fund—Advisor Class, T. Rowe Price Emerging Markets Bond Fund—I Class, and T. Rowe Price Emerging Markets Bond Fund —Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(uuu)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Dynamic Global Bond Fund, T. Rowe Price Dynamic Global Bond Fund—Advisor Class, T. Rowe Price Dynamic Global Bond—I Class, and T. Rowe Price Dynamic Global Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(vvv)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Stock Fund, T. Rowe Price International Stock Fund—Advisor Class, T. Rowe Price International Stock Fund—R Class, T. Rowe Price International Stock Fund—I Class, and T. Rowe Price International Stock Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(www)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Discovery Stock Fund, T. Rowe Price Emerging Markets Discovery Stock Fund—Advisor Class, T. Rowe Price Emerging Markets Discovery Stock Fund—I Class, and T. Rowe Price Emerging Markets Discovery Stock Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(xxx)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Bond Fund, T. Rowe Price International Bond Fund—Advisor Class, T. Rowe Price International Bond Fund—I Class, and T. Rowe Price International Bond Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(yyy)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price Emerging Markets Stock Fund—I Class, and T. Rowe Price Emerging Markets Stock Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(zzz)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Value Equity Fund, T. Rowe Price International Value Equity Fund—Advisor Class, T. Rowe Price International Value Equity Fund—R Class, T. Rowe Price International Value Equity Fund—I Class, and T. Rowe Price International Value Equity Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(aaaa)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Overseas Stock Fund, T. Rowe Price Overseas Stock Fund—Advisor Class, T. Rowe Price Overseas Stock Fund—I Class, and T. Rowe Price Overseas Stock Fund—Z Class, dated February 18, 2020 (electronically filed with Amendment No. 170 dated February 26, 2020)

(10)(bbbb)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Corporate Bond Fund, T. Rowe Price Emerging Markets Corporate Bond Fund—Advisor Class, and T. Rowe Price Emerging Markets Corporate Bond Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(10)(cccc)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Local Currency Bond Fund, T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class, and T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(10)(dddd)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Global High Income Bond Fund, T. Rowe Price Global High Income Bond Fund—Advisor Class, and T. Rowe Price Global High Income Bond Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(10)(eeee)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Global Industrials Fund and T. Rowe Price Global Industrials Fund—I Class, dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(10)(ffff)	Rule 18f-3 Plan for the T. Rowe Price Global Impact Equity Fund and T. Rowe Price Global Impact Equity Fund—I Class, dated March 17, 2021 (electronically filed with Amendment No. 174 dated November 4, 2020)

(10)(gggg)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Africa & Middle East Fund, T. Rowe Price Africa & Middle East Fund—I Class, and T. Rowe Price Africa & Middle East Fund—Z Class, dated February 22, 2021 (electronically filed with Amendment No. 175 dated December 11, 2020)

(10)(hhhh)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Europe Fund, T. Rowe Price Emerging Europe Fund—I Class, and T. Rowe Price Emerging Europe Fund—Z Class, dated February 22, 2021 (electronically filed with Amendment No. 175 dated December 11, 2020)

(10)(iiii)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Local Currency Bond Fund, T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class, T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class, and T. Rowe Price Emerging Markets Local Currency Bond Fund—Z Class, dated February 22, 2021 (electronically filed with Amendment No. 175 dated December 11, 2020)

(10)(jjjj)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price European Stock Fund, T. Rowe Price European Stock Fund—I Class, and T. Rowe Price European Stock Fund—Z Class, dated February 22, 2021 (electronically filed with Amendment No. 175 dated December 11, 2020)

(10)(kkkk)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price International Discovery Fund, T. Rowe Price International Discovery Fund—I Class, and T. Rowe Price International Discovery Fund—Z Class, dated February 22, 2021 (electronically filed with Amendment No. 175 dated December 11, 2020)

(10)(llll)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Japan Fund, T. Rowe Price Japan Fund—I Class, and T. Rowe Price Japan Fund—Z Class, dated February 22, 2021 (electronically filed with Amendment No. 175 dated December 11, 2020)

(10)(mmmm)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Latin America Fund, T. Rowe Price Latin America Fund I Class, and T. Rowe Price Latin America Fund—Z Class, dated February 22, 2021 (electronically filed with Amendment No. 175 dated December 11, 2020)

(10)(nnnn)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price New Asia Fund, T. Rowe Price New Asia Fund—I Class, and T. Rowe Price New Asia Fund—Z Class, dated February 22, 2021 (electronically filed with Amendment No. 175 dated December 11, 2020)

(10)(oooo)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Dynamic Credit Fund, T. Rowe Price Dynamic Credit Fund—I Class, and T. Rowe Price Dynamic Credit Fund—Z Class, dated July 26, 2023 (electronically filed with Amendment No. 196 dated August 21, 2023)

(10)(pppp)	Amended and Restated Rule 18f-3 Plan for the T. Rowe Price Emerging Markets Bond Fund, T. Rowe Price Emerging Markets Bond Fund—Advisor Class, T. Rowe Price Emerging Markets Bond Fund—I Class, and T. Rowe Price Emerging Markets Bond Fund—Z Class, dated February 6, 2025 (electronically filed with Amendment No. 206 dated March 3, 2025)

(11)	Opinions of Counsel as to the legality of securities - are filed herewith as Exhibit 11 (electronically filed with N-14 dated January 27, 2026)

(12)	Opinion and Consent of Willkie Farr & Gallagher LLP with respect to tax consequences (to be filed by amendment)

(13)(a)	Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2025, as amended February 6, 2025 (electronically filed with Amendment No. 210 dated December 22, 2025)

(13)(b)	Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2014, as amended February 4, 2014, April 29, 2014, November 1, 2014, December 29, 2014, January 20, 2015, July 1, 2015, and July 27, 2015 (electronically filed with Amendment No. 142 dated April 27, 2016)

(13)(c)	Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated August 1, 2015, as amended November 3, 2015, April 27, 2016, July 19, 2016, August 1, 2016, October 25, 2016, April 18, 2017, July 17, 2017, October 30, 2017, August 9, 2018, August 1, 2019, June 5, 2020, and October 5, 2020 (electronically filed with Amendment No. 189 dated April 28, 2022)

(13)(d)	Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated January 4, 2021 (electronically filed with Amendment No. 189 dated April 28, 2022)

(13)(e)	Amended and Restated Agreement between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds for Fund Accounting and Related Administrative Services, dated February 1, 2025, as amended February 6, 2025, March 31, 2025, and July 29, 2025 (electronically filed with Amendment No. 210 dated December 22, 2025)

(13)(f)	Fund Accounting Agreement between T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon, dated August 1, 2015, as amended December 9, 2015, February 23, 2016, April 27, 2016, April 30, 2016, July 19, 2016, August 1, 2016, September 28, 2016, October 25, 2016, December 22, 2016, May 9, 2017, July 17, 2017, October 1, 2017, October 30, 2017, June 21, 2018, June 22, 2018, October 1, 2018, November 27, 2018, August 26, 2019, June 5, 2020, October 5, 2020, January 4, 2021, September 1, 2021, June 23, 2022, August 31, 2022, November 16, 2022, May 15, 2023, July 5, 2023, September 1, 2023, November 13, 2023, December 15, 2023, January 2, 2024, February 8, 2024, June 1, 2024, July 10, 2024, September 24, 2024, February 6, 2025, and June 30, 2025 (electronically filed with Amendment No. 210 dated December 22, 2025)

(13)(g)	Fund Accounting Agreement Side Letter between T. Rowe Price Associates, Inc. and the T. Rowe Price Funds in connection with the Fund Accounting Agreement between the T. Rowe Price Funds, T. Rowe Price Associates, Inc. and The Bank of New York Mellon dated February 28, 2017, as amended April 18, 2017, July 17, 2017, October 30, 2017, August 9, 2018, August 30, 2019, June 5, 2020, October 5, 2020, January 4, 2021, and September 1, 2021 (electronically filed with Amendment No. 196 dated August 21, 2023)

(13)(h)	Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2025, as amended February 6, 2025 (electronically filed with Amendment No. 210 dated December 22, 2025)

(13)(i)	I Class Expense Limitation Agreement between T. Rowe Price Associates, Inc. and each of the funds listed on Exhibit A, dated July 27, 2015 (electronically filed with Amendment No. 135 dated August 11, 2015)

(13)(j)	Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price Global Consumer Fund, dated February 3, 2016 (electronically filed with Amendment No. 142 dated April 27, 2016)

(13)(k)	Securities Lending Agreement Amendments between each of the T. Rowe Price Funds listed on Appendix 4 and JPMorgan Chase Bank, N.A., dated April 11, 1995, as amended September 24, 2014, November 24, 2014, and February 1, 2016, April 25, 2017, and July 25, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017)

(13)(l)	Amendments to the Amended and Restated Securities Lending Authorization Agreement between each of the T. Rowe Price Funds listed on Schedule B and State Street Bank and Trust Company, dated January 30, 2012, as amended January 22, 2013, September 24, 2014, January 30, 2015, August 1, 2015, October 27, 2015, February 23, 2016, and June 1, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017)

(13)(m)	I Class Expense Limitation Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds listed on Exhibit A of the Agreement, dated July 26, 2016 (electronically filed with Amendment No. 144 dated February 24, 2017)

(13)(n)	Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price International Bond Fund (USD Hedged), T. Rowe Price International Bond Fund (USD Hedged)—Advisor Class, and T. Rowe Price International Bond Fund (USD Hedged)—I Class, dated July 25, 2017 (electronically filed with Amendment No. 149 dated July 26, 2017)

(13)(o)	Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price International Bond Fund and T. Rowe Price International Bond Fund—Advisor Class, dated August 1, 2017 (electronically filed with Amendment No. 153 dated April 26, 2018)

(13)(p)	Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price Dynamic Credit Fund and T. Rowe Price Dynamic Credit Fund—I Class, dated July 24, 2018 (electronically filed with Amendment No. 155 dated September 4, 2018)

(13)(q)	Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price China Evolution Equity Fund and T. Rowe Price China Evolution Equity Fund—I Class, dated July 31, 2019 (electronically filed with Amendment No. 182 dated August 9, 2019)

(13)(r)	Amendment to Expense Limitation Agreement between T. Rowe Price Associates, Inc., and the Registrant, on behalf of T. Rowe Price International Bond Fund and T. Rowe Price International Bond Fund (USD Hedged), dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(13)(s)	Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price Africa & Middle East Fund, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(13)(t)	Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price Emerging Europe Fund, dated October 1, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(13)(u)	Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price Dynamic Global Bond Fund—Z Class, T. Rowe Price Emerging Markets Discovery Stock Fund—Z Class, T. Rowe Price Emerging Markets Bond Fund—Z Class, T. Rowe Price Emerging Markets Stock Fund—Z Class, T Rowe Price International Bond Fund—Z Class, T Rowe Price International Stock Fund—Z Class, T Rowe Price International Value Equity Fund—Z Class, and T. Rowe Price Overseas Stock Fund—Z Class, dated October 28, 2019 (electronically filed with Amendment No. 170 dated February 26, 2020)

(13)(v)	Amendment to Expense Limitation Agreement between T. Rowe Price Associates, Inc. and the Registrant, on behalf of T. Rowe Price Dynamic Credit Fund, dated October 1, 2019 (electronically filed with Amendment No. 172 dated April 28, 2020)

(13)(w)	Expense Limitation and Management Fee Waiver Agreement between T. Rowe Price Associates, Inc., and each of the T. Rowe Price Funds listed on Schedules 1 and 2 of the Agreement, dated May 4, 2020, as amended July 30, 2020, October 26, 2020, March 9, 2021, May 12, 2021, July 27, 2021, October 26, 2021, March 8, 2022, May 11, 2022, October 24, 2022, February 1, 2023, May 10, 2023, June 26, 2023, October 23, 2023, March 12, 2024, October 24, 2024, March 13, 2025, July 9, 2025, and January 16, 2026 (electronically filed with N-14 dated January 27, 2026)

(14)	Consent of Independent Registered Public Accounting Firm (electronically filed with N-14 dated January 27, 2026)

(15)	Inapplicable

(16)	Power of Attorney

Item 17. Undertakings

(1)       The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)       The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)       The undersigned registrant agrees that, in response to Exhibit 12 required by Item 16, the Opinion and Consent of Counsel - Willkie Farr & Gallagher LLP, regarding certain tax matters, will be filed as part of an amendment to the registration statement in a reasonable amount of time after receipt of the opinion.

As required by the Securities Act of 1933, this Registrant Statement has been signed on behalf of the Registrant, in the City of Baltimore, and State of Maryland, on the 26th day of February, 2026.

T. Rowe Price International Funds, Inc.

/s/ David Oestreicher
By: David Oestreicher
Director and President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ David Oestreicher	Director and President	February 26, 2026
David Oestreicher	(Principal Executive Officer)

/s/ Alan S. Dupski	Treasurer and Vice President	February 26, 2026
Alan S. Dupski	(Principal Financial Officer
and Principal Accounting Officer)

*
Teresa Bryce Bazemore	Director	February 26, 2026

*
Melody Bianchetto	Director	February 26, 2026

*
Bruce W. Duncan	Director	February 26, 2026

*
Robert J. Gerrard, Jr.	Chairman of the Board and Director	February 26, 2026

*
Paul F. McBride	Director	February 26, 2026

*
/s/ Eric L. Veiel	Director and Vice President	February 26, 2026
Eric L. Veiel

*
Kellye L. Walker	Director	February 26, 2026

*/s/ David Oestreicher	Attorney-In-Fact	February 26, 2026
David Oestreicher